As filed with the Securities and Exchange Commission
                                                             on October 31, 1996
                                                     Registration Nos. 33-
                                                                       811-

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]

                      Pre-Effective Amendment No.                           [ ]
                                                   ----
                      Post-Effective Amendment No.                          [ ]
                                                   ----
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                   [X]

                                Amendment No.                               [ ]
                                              ----

                        (Check appropriate box or boxes)

                       The Munder Framlington Funds Trust
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (810) 647-9200

                               Paul F. Roye, Esq.
                             Dechert Price & Rhoads
                         1500 K Street, N.W., Suite 500
                             Washington, D.C. 20005
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Lisa Anne Rosen, Esq.
                            Munder Capital Management
                                480 Pierce Street
                           Birmingham, Michigan 48009




         Registrant elects to register an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file the notice required by Rule 24f-2 with respect to its fiscal year ending June 30, 1997 on or before August 29, 1997.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

                       The Munder Framlington Funds Trust

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                                     PART A
                                     ------

Prospectus for The Munder Framlington Funds Trust
(Class A, B and C Shares)

         Item                                    Heading
         ----                                    -------

1.       Cover Page                              Cover Page

2.       Synopsis                                Prospectus
                                                 Summary; Expense
                                                 Table

3.       Condensed Financial Information         Not Applicable

4.       General Description of Registrant       Cover Page;
                                                 Prospectus
                                                 Summary;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Description of
                                                 Shares

5.       Management of the Fund                  Management;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Dividends and
                                                 Distributions;
                                                 Performance

6.       Capital Stock and Other Securities      Management; How
                                                 to Purchase
                                                 Shares; How to
                                                 Redeem Shares;
                                                 Dividends and
                                                 Distributions;
                                                 Taxes;
                                                 Description of
                                                 Shares

7.       Purchase of Securities Being Offered    How to Purchase
                                                 Shares; Net Asset
                                                 Value

8.       Redemption or Repurchase                How to Redeem
                                                 Shares

9.       Pending Legal Proceedings               Not Applicable


Prospectus for The Munder Framlington Funds Trust
(Class K Shares)

         Item                                    Heading
         ----                                    -------

1.       Cover Page                              Cover Page

2.       Synopsis                                Expense Table

3.       Condensed Financial Information         Not Applicable

4.       General Description of Registrant       Cover Page;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Description of
                                                 Shares

5.       Management of the Fund                  Management;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Dividends and
                                                 Distributions;
                                                 Performance

6.       Capital Stock and Other Securities      Management;
                                                 Purchases and
                                                 Redemptions of
                                                 Shares; Dividends
                                                 and
                                                 Distributions;
                                                 Taxes;
                                                 Description of
                                                 Shares

7.       Purchase of Securities Being Offered    Purchases and
                                                 Redemptions of
                                                 Shares; Net Asset
                                                 Value

8.       Redemption or Repurchase                Purchases and
                                                 Redemptions of
                                                 Shares

9.       Pending Legal Proceedings               Not Applicable


Prospectus for The Munder Framlington Funds Trust
(Class Y Shares)

         Item                                    Heading
         ----                                    -------

1.       Cover Page                              Cover Page

2.       Synopsis                                Expense Table

3.       Condensed Financial Information         Not Applicable

4.       General Description of Registrant       Cover Page;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Description of
                                                 Shares

5.       Management of the Fund                  Management;
                                                 Investment
                                                 Objective and
                                                 Policies;
                                                 Dividends and
                                                 Distributions;
                                                 Performance

6.       Capital Stock and Other Securities      Management;
                                                 Purchases and
                                                 Redemptions of
                                                 Shares; Dividends
                                                 and
                                                 Distributions;
                                                 Taxes;
                                                 Description of
                                                 Shares

7.       Purchase of Securities Being Offered    Purchases and
                                                 Redemptions of
                                                 Shares; Net Asset
                                                 Value

8.       Redemption or Repurchase                Purchases and
                                                 Redemptions of
                                                 Shares

9.       Pending Legal Proceedings               Not Applicable


                                     PART B
                                     ------

10.      Cover Page                              Cover Page

11.      Table of Contents                       Table of Contents

12.      General Information and History         See Prospectus --

                                                 "Management;"
                                                 General;
                                                 Directors and
                                                 Officers

13.      Investment Objectives and Policies      Fund Investments;
                                                 Additional
                                                 Investment
                                                 Limitations;
                                                 Portfolio
                                                 Transactions

14.      Management of the Fund                  See Prospectus --
                                                 "Management;"
                                                 Directors and
                                                 Officers;
                                                 Miscellaneous

15.      Control Persons and Principal           See Prospectus --
                  Holders of Securities          "Management;"
                                                 Miscellaneous

16.      Investment Advisory and Other           Investment
                  Services                       Advisory
                                                 Services and
                                                 Other Service
                                                 Arrangements; See
                                                 Prospectus --
                                                 "Management"

17.      Brokerage Allocation and Other          Portfolio
           Practices                             Transactions

18.      Capital Stock and Other Securities      See Prospectus --
                                                 "Description of
                                                 Shares" and
                                                 "Management;"
                                                 Additional
                                                 Information
                                                 Concerning Shares

19.      Purchase, Redemption and Pricing        Purchase and
           of Securities Being Offered           Redemption
                                                 Information; Net
                                                 Asset Value;
                                                 Additional
                                                 Information
                                                 Concerning Shares

20.      Tax Status                              Taxes

21.      Underwriters                            Distribution of
                                                 Fund Shares

22.      Calculation of Performance Data         Performance
                                                 Information

23.      Financial Statements                    Not Applicable

                       THE MUNDER FRAMLINGTON FUNDS TRUST

                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

PROSPECTUS

Class A, Class B and Class C Shares

         The Munder Framlington Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that currently offers a selection of three investment portfolios. This Prospectus describes the Class Y shares of the investment portfolios offered by the Trust (the "Funds"):

                  Munder Framlington International Growth Fund
                  Munder Framlington Emerging Markets Fund
                  Munder Framlington Healthcare Fund

         Munder Capital  Management (the "Advisor") serves as investment advisor
to  the  Funds.   Framlington   Overseas  Investment   Management  Limited  (the
"Sub-Advisor") serves as sub-advisor to the Funds.

         This prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ______, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Trust at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is ____________, 1996

                                TABLE OF CONTENTS
                                                           Page

PROSPECTUS SUMMARY                                         4

EXPENSE TABLE                                              8

THE TRUST                                                  11

INVESTMENT OBJECTIVES AND POLICIES                         11
         International Growth Fund                         11
         Emerging Markets Fund                             12
         Healthcare Fund                                   12
         Information Regarding All Funds                   13

PORTFOLIO INSTRUMENTS AND PRACTICES AND
                           ASSOCIATED RISK FACTORS         13

INVESTMENT LIMITATIONS                                     23

HOW TO PURCHASE SHARES                                     24

HOW TO REDEEM SHARES                                       33

CONVERSION OF CLASS B SHARES                               38

HOW TO EXCHANGE SHARES                                     39

DIVIDENDS AND DISTRIBUTIONS                                40

NET ASSET VALUE                                            41

MANAGEMENT                                                 43
         Board of Trustees                                 43
         Investment Advisor and Sub-Advisor                43
         Portfolio Managers                                47
         Administrator, Custodian and Transfer Agent       47

TAXES                                                      50
         Taxes - Foreign Investments                       51

DESCRIPTION OF SHARES                                      52
         Reports to Shareholders                           53

PERFORMANCE                                                53

SHAREHOLDER ACCOUNT INFORMATION                            54

         No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or Funds Distributor, Inc. (the "Distributor"). This Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by the more detailed information appearing in this Prospectus.

Investment Objectives

The investment objective of each of the Funds is to provide shareholders with long-term capital appreciation.

Principal Investments

International Growth Fund seeks to achieve its objective through worldwide investment in equity securities of companies that show above-average profitability, management quality and growth. Emerging Markets Fund seeks to achieve its objective through investing primarily in equity securities of issuers in emerging market countries. Healthcare Fund seeks to achieve its objective through investment in companies providing healthcare and medical services and products worldwide. Equity securities include common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Each of the Funds may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options.

Investment Risks and Special Considerations

         A Fund's performance and price per Share will change daily based on many factors, including interest rate levels, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions, the overall level of equity prices, general market conditions and international exchange rates. Depending on these factors, the net asset value of each Fund may decrease instead of increase. The Funds may seek to achieve their investment objectives through investments in securities of foreign issuers, including issuers in emerging market countries (that involve risks not typically associated with U.S. issuers), and certain options and futures strategies. The Funds may invest in the securities of emerging growth companies, which may involve greater price volatility and risk than those incurred by funds that do not invest in such companies. There is no assurance that any Fund will achieve its investment objective. See "Portfolio Instruments and Practices and Associated Risk Factors."

Purchase Plans

         This Prospectus offers three classes, "Class A," "Class B," and "Class C," respectively, of shares to investors. Investors may select Class A shares, Class B shares or Class C shares, each with different expense levels and with a public offering price that reflects different sales charges. Purchases in excess of $250,000 must be for Class A or Class C shares. Each Fund also offers two additional classes of shares, Class K shares and Class Y shares. These classes of the Funds may have different sales charges and expense levels, which may affect performance. Investors may call the Funds at (800) 438-5789 for more information concerning Class K shares and Class Y shares.

Class A Shares

         Offered at net asset value plus a maximum initial sales charge of 5.50%. Class A shares of each Fund pay a shareholder servicing fee at the annual rate of .25% of the value of average daily net assets. See "How to Purchase Shares."

Class B Shares

         Offered at net asset value per share subject to a contingent deferred sales charge ("CDSC") imposed on certain redemptions made within six years of the date of purchase at the maximum rate of 5.00% of the lesser of the shares' net asset value or original purchase price. Class B shares of each Fund are subject to shareholder servicing and distribution fees at the annual rate of 1.00% of the value of average daily net assets. Class B shares will convert automatically to Class A shares, based on relative net asset value, at the end of six years after the date of original purchase. See "How to Purchase Shares."

Class C Shares

         Offered at net asset value per share subject to a CDSC imposed on certain redemptions made within one year of the date of purchase at the rate of 1.00% of the lesser of the shares' net asset value or original purchase price. Class C shares of each Fund are subject to shareholder servicing and distribution fees at the annual rate of 1.00% of the value of average daily net assets.

Purchasing Shares

         Class A shares, Class B shares and Class C shares of the Fund are offered continuously and may be purchased from the Distributor through certain broker-dealers and other financial institutions or through First Data Investor Services Group, Inc. (the "Transfer Agent"). Shares are subject to the applicable sales charge or CDSC. See "How to Purchase Shares."

Minimum Investment

         $1,000 minimum investment ($50 through Automatic Investment Plan). $50 minimum for subsequent purchases.

Exchange Privileges

         Shares may be exchanged for shares of the same class of other funds of the Trust, The Munder Funds, Inc. or The Munder Funds Trust, subject to any applicable sales charges. See "How to Exchange Shares."

Reinvestment

         Automatic reinvestment of dividends and capital gains without a sales charge or CDSC, unless a shareholder elects to receive cash.

Other Features


Class A Shares             Class B Shares             Class C Shares
Automatic Investment Plan  Automatic Investment Plan  Automatic Investment Plan
Automatic Withdrawal Plan  Automatic Withdrawal Plan  Automatic Withdrawal Plan
Retirement Plans           Retirement Plans           Retirement Plans
Telephone Exchanges        Telephone Exchanges        Telephone Exchanges
Rights of Accumulation     Reinvestment Privilege     Reinvestment Privilege
Letter of Intent
Quantity Discounts
Reinvestment Privilege


Dividends and Other Distributions

         Dividends from net investment income are declared and paid at least annually for each of the Funds; capital gains are distributed at least annually.

Net Asset Value

         Determined once daily on each Business Day (as defined below).

Redeeming Shares

         Class A shares of the Funds may be redeemed at net asset value per share by mail or telephone. Certain redemptions of Class A shares may be subject to a CDSC. Class B and Class C shares are redeemable at net asset value less any applicable CDSC by mail or telephone. See "How to Redeem Shares."

Investment Advisor; Sub-Advisor

         As investment advisor for the Funds, Munder Capital Management provides overall investment management for each Fund, provides research and credit analysis, oversees the purchases and sales of portfolio securities by the Sub-Advisor, maintains records relating to such purchases and sales, and provides reports to the Trust's Board of Trustees. As Sub-Advisor for the Funds, Framlington Overseas Investment Management Limited is responsible for the management of each Fund's portfolio; including all decisions regarding purchases and sales of portfolio securities by the Funds. See "Management -- Investment Advisor."

Distributor

         Funds Distributor, Inc.

                                  EXPENSE TABLE

         The following table sets forth certain costs and expenses that an investor is expected to incur either directly or indirectly as a shareholder of the Funds based on estimated operating expenses for the current fiscal year.

                                                                                 Class A Shares
                                                              ---------------- ----------------- -------------------
                                                               International       Emerging          Healthcare
                                                                Growth Fund      Markets Fund           Fund
                                                              ---------------- ----------------- -------------------
Shareholder transaction expenses:
         Maximum sales load on purchases *                         5.50%            5.50%              5.50%
         Maximum sales load on reinvested dividends                None              None               None
         Maximum contingent deferred sales charge **               None              None               None
         Redemption fees                                           None              None               None
         Exchange fees                                             None              None               None
Annual Fund operating fees:
         (as a percentage of average net assets)
         Advisory fees                                             1.00%            1.25%              1.00%
         12b-1 fees                                                .25%              .25%               .25%
         Other expenses                                            ___%              ___%               ___%
         Total fund operating expenses                             ____%            ____%              ____%

                                                     ------------------
     *Maximum sales load applicable to Class A shares. Reductions and waivers of sales loads are  described  under "How to Purchase  Shares."  **A  deferred sales charge of 1.00% is assessed on certain  redemptions of Class A shares of the Funds that are purchased  with no initial sales charge as part of an investment of $1,000,000 or more.

                                                                                Class B Shares
                                                              ---------------- ----------------- -------------------
                                                               International       Emerging          Healthcare
                                                                Growth Fund      Markets Fund           Fund
                                                              ---------------- ----------------- -------------------
Shareholder transaction expenses:
         Maximum sales load on purchases                           None              None               None
         Maximum sales load on reinvested dividends                None              None               None
         Maximum contingent deferred sales charge *                5.00%            5.00%              5.00%
         Redemption fees                                           None              None               None
         Exchange fees                                             None              None               None
Annual Fund operating fees:
         (as a percentage of average net assets)
         Advisory fees                                             1.00%            1.00%             __1.00%
         12b-1 fees                                                1.00%            1.00%              1.00%
         Other expenses                                            ___%              ___%               ___%
         Total fund operating expenses                             ____%            ____%              ____%

                                                     ------------------
  *Maximum CDSC applicable to Class B shares. See "How to Redeem Shares Contingent Deferred Sales Charge--Class B Shares."
  Waivers of CDSC are described under "How to Redeem Shares."






                                                                                Class C Shares
                                                              ---------------- ----------------- -------------------
                                                               International       Emerging          Healthcare
                                                                Growth Fund      Markets Fund           Fund
                                                              ---------------- ----------------- -------------------
Shareholder transaction expenses:
         Maximum sales load on purchases                           None              None               None
         Maximum sales load on reinvested dividends                None              None               None
         Maximum contingent deferred sales charge *                1.00%            1.00%              1.00%
         Redemption fees                                           None              None               None
         Exchange fees                                             None              None               None
Annual Fund operating fees:
         (as a percentage of average net assets)
         Advisory fees                                             1.00%            1.25%              1.00%
         12b-1 fees                                                1.00%            1.00%              1.00%
         Other expenses                                            ___%              ___%               ___%
         Total fund operating expenses                             ____%            ____%              ____%

                                                     ------------------
   *A  deferred  sales  charge of 1.00% is assessed  on  redemptions  of Class C shares made within the first year of investing.

             Because of the Rule 12b-1 fees paid by Class B and Class C shares of the Funds as shown in the above tables, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

           The initial sales charge applicable to Class A shares set forth in the above table is the maximum charge imposed upon the purchase of Class A shares. Reductions and waivers from sales loads are described under "How to Purchase Shares." The CDSC applicable to Class B shares set forth in the above table is the maximum sales load applicable imposed upon redemption of Class B shares. Waivers of the CDSC are described under "How to Redeem Shares."

         "Other  expenses"  in  the  above  table  include  administrator  fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. With respect to each Fund, the amount of "Other expenses" is based on estimated expenses and projected assets for the current fiscal year. See "Management" in this Prospectus for a further description of the Funds' operating expenses and of the nature of the services for which the Funds are obligated to pay advisory fees. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Funds are in addition to the expenses shown in the above Expense Table and the Example shown below. The Transfer Agent may deduct a wire redemption fee of $7.50 for wire redemptions under $5,000.

                                     Example

          The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Funds. These amounts are based on payment by the Funds of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

           An investor would pay the following expenses on a $1,000 investment in Class A shares (subject to the applicable sales load), assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods.


                                                  Class A Shares

                                                  1 Year 3 Years

                      International Growth Fund   $____  $____
                      Emerging Markets Fund       $____  $____
                      Healthcare Fund             $____  $____

           An investor would pay the following expenses on a $1,000 investment in Class B shares (subject to the applicable CDSC), assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods and (3) no redemption at the end of the following periods:


                                                                     Class B Shares
                                   ---------------- -------------------- ---- ----------------- -------------------
                                              1 Year                                    3 Years
                                   ---------------- --------------------      ----------------- -------------------
                                   Redemption       No Redemption             Redemption        No Redemption
International Growth Fund          $______          $______                   $______           $______
Emerging Markets Fund              $______          $______                   $______           $______
Healthcare Fund                    $______          $______                   $______           $______


           An investor would pay the following expenses on a $1,000 investment in Class C shares (subject to the applicable CDSC), assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods.


                                                   Class C Shares

                                                   1 Year 3 Years

                     International Growth Fund     $_____ $_____
                     Emerging Markets Fund         $_____ $_____
                     Healthcare Fund               $_____ $_____


          The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Funds that investors bear either directly or indirectly.

         THE EXAMPLE   SHOWN   ABOVE   SHOULD   NOT   BE   CONSIDERED   A
     REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                    THE TRUST

          Each of the Funds is a series of shares issued by the Trust, an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts on October 30, 1996 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVES AND POLICIES

           This Prospectus describes the following Funds offered by the Trust: the Munder Framlington International Growth Fund ("International Growth Fund"), the Munder Framlington Emerging Markets Fund ("Emerging Markets Fund"), and the Munder Framlington Healthcare Fund ("Healthcare Fund"). Purchasing shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

International Growth Fund

         The investment objective of International Growth Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective through worldwide investment in equity securities of companies which, in the opinion of the Sub-Advisor, show above-average profitability, management quality and growth.

         The Fund may invest in the securities of issuers located in countries which include, but are not limited to, the following: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Peru, The Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and The United Kingdom.

         Under normal market conditions, at least 65% of the Fund's total assets will be invested in the equity securities of foreign issuers and such issuers will be located in at least three foreign countries.

Emerging Markets Fund

          The investment objective of Emerging Markets Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investing primarily in equity securities (as defined below) of issuers in emerging market countries. The Fund considers countries having emerging markets to be all countries that are generally considered to be emerging or developing countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging. Currently, the countries not in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. A company will be deemed to be in an emerging market country if (i) the company is organized under the laws of, and has a principal office in, an emerging market country; (ii) the principal trading market for the company's equity securities is in an emerging market country; or (iii) the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in an emerging market country, or has at least 50% of its assets situated in an emerging market country. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers in emerging market countries. Determinations as to eligibility will be made by the Sub-Advisor based on publicly available information and inquiries made to the companies.

Healthcare Fund

         The investment objective of the Healthcare Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investment in companies providing healthcare and medical services and products worldwide. The Fund will invest in producers of pharmaceuticals, biotechnology firms, medical device and instrument manufacturers, distributors of healthcare products, care providers and managers and other healthcare services companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in healthcare companies as described above. The Sub-Advisor considers healthcare companies to include companies in which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

Information Regarding All Funds

           Each Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Sub-Advisor, a Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

          When the Sub-Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Portfolio Instruments and Practices and Associated Risk Factors
-- Liquidity Management."

                     PORTFOLIO INSTRUMENTS AND PRACTICES AND
                             ASSOCIATED RISK FACTORS

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         EQUITY SECURITIES. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

          Each Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. In addition, a Fund may invest in convertible bonds and convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Although a Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Ratings Service, a division of McGraw Hill Companies Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), it is expected that investments in lower-rated convertible securities will not exceed 10% of the value of the total assets of a Fund at the time of purchase. These high yield, high risk securities are commonly referred to as junk bonds. Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to the capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment, and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger that may exist with respect to principal or interest. In light of the risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the ability of the issuer's management and regulatory matters. To the extent a Fund purchases convertibles rated below investment grade or convertibles that are not rated, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities. Particular risks include (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower payments, (c) the relatively low trading market liquidity for the securities, (d) the impact that legislation may have on the market for these securities (and, in turn, on a Fund's net asset value) and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would negatively affect their ability to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated convertible securities and negatively affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a convertible security held by a Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the values and liquidity of lower-rated convertible securities held by a Fund, especially in a thinly traded market.

         FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations generally are more of a concern in emerging market countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in emerging market countries therefore may be subject to potentially higher risks than investments in developed countries.

             Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely a Fund's investment in foreign obligations.
Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. A Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source.

           Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registrations and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registrations or approval for such repatriation.

         Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the counties with which they trade.

         In many emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         Although the Funds may invest in securities denominated in foreign currencies, portfolio securities and other assets held by the Funds are valued in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of its portfolio securities in the various local markets and currencies. In addition to favorable and unfavorable currency exchange-rate developments, the Funds are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

         Investments in foreign securities may be in the form of Depositary Receipts. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets.

         DEPOSITARY RECEIPTS. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONCENTRATION IN THE HEALTHCARE INDUSTRIES. Healthcare Fund generally intends to invest at least 65% of its total assets in securities of companies in the healthcare industries. These industries are characterized by rapidly changing technology and extensive government regulation. In particular, technological advances can render existing products obsolete, and obtaining governmental approval for new products from regulatory authorities can be lengthy, expensive and uncertain as to outcome. Healthcare companies also can be highly dependent on the strength of patents for maintenance of profit margins and market exclusivity. Moreover, cost containment measures implemented by governmental authorities have adversely affected certain healthcare industries. While an industry concentration may increase the risk and volatility of an investment company's portfolio, Healthcare Fund will endeavor to reduce risk by having a portfolio of investments that is diversified within its stated objective and policies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Funds may not enter into these contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. A Fund will segregate cash or liquid securities to cover its obligation to purchase foreign currency under a forward foreign currency contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. A Fund will not enter into forward foreign currency exchange contracts if as a result, the Fund will have more than 20% of its total assets committed to consummation of such forward foreign currency exchange contracts.

         FUTURES CONTRACTS AND OPTIONS. The Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of a Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities a Fund intends to purchase.

         The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

         In addition, the Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

         The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position. For a further discussion, see "Fund Investments" and the Appendix in the Statement of Additional Information.

         When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid debt securities or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

     The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

         For  a  further   discussion  see   "Additional   Information  on  Fund
Investments" and the Appendix to the Statement of Additional Information.

     REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor and/or Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

     INVESTMENT COMPANY SECURITIES. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). International Growth Fund and Emerging Markets Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." It is each Fund's policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the
Sub-Advisor, the Administrator, the Custodian, the Distributor or their affiliates. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of a Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

     LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Sub-Advisor determines that market conditions warrant, the Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above.

     High quality money market instruments may include commercial paper, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Funds may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Sub-Advisor.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor and/or Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Trust's Board of Trustees.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     BORROWING. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, a Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by a Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

     LENDING OF PORTFOLIO SECURITIES. To enhance the return of the portfolio, a Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

     PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Sub-Advisor with broker/dealers that the Sub-Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Sub-Advisor will not considerportfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that each Fund's annual portfolio turnover rate will range from 50% to 150%.

                             INVESTMENT LIMITATIONS

     Each Fund's investment objective and policies may be changed by the Trust's Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least thirty days in advance of any such material change, except where advance notice is not required. No assurance can be given that any Fund will achieve its investment objective.

     Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Funds' fundamental investment policies, which are set forth in full in the Statement of Additional Information.

         A Fund may not:

          (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

          (2) invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the healthcare industry); and

          (3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments.

     These investment limitations are applied at the time investment securities are purchased.

                             HOW TO PURCHASE SHARES

     Each of the Funds offers individual investors three methods of purchasing shares, thus enabling investors to choose the class that best suits their needs given the amount of purchase and intended duration of investment.

     Shares of each Fund are sold on a continuous basis and may be purchased on any day the New York Stock Exchange is open for business through authorized investment dealers or directly from the Distributor or the Transfer Agent. Only the Distributor and investment dealers which have a sales agreement with the Distributor are authorized to sell shares of the Funds. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

     Shares will be credited to a shareholder's account at the public offering price next computed after an order is received by the Distributor or a dealer, less any applicable initial sales charges. The issuance of shares is recorded on the books of the Funds, and share certificates are not issued unless expressly requested in writing. The Funds' management reserves the right to reject any purchase order if in its opinion, it is in the Funds' best interest to do so and to suspend the offering of shares of any class for any period of time.

     The minimum initial investment for Class A, Class B or Class shares is $1,000 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A shares or Class C shares.

Differences Among the Classes

     The primary distinctions among the classes of a Fund's shares are in their sales charge structures and ongoing expenses, as summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.


                          ANNUAL 12B-1 FEES (AS A % OF
                    SALES CHARGE                   AVERAGE DAILY NET ASSETS)      OTHER INFORMATION

CLASS A             Maximum initial sales charge   Service fee of 0.25%           Initial sales charge waived
                    of 5.50% of the public                                        or reduced for certain
                    offering price.                                               purchases.
CLASS B             Maximum CDSC of 5% of          Service fee of 0.25%;          CDSC waived for certain
                    redemption proceeds;           distribution fee of 0.75%      redemptions; shares convert
                    declines to zero after six                                    to Class A shares
                    years.                                                        approximately six years
                                                                                  after issuance, subject to
                                                                                  receipt of certain tax
                                                                                  rulings or opinions.
CLASS C             Maximum CDSC of 1% of          Service fee of 0.25%;          Shares do not convert to
                    redemption proceeds for        distribution fee of 0.75%      another class.
                    redemptions made within the
                    first year after purchase.

Factors to Consider in Choosing a Class of Shares

     In deciding which class of shares to purchase, investors should consider the cost of sales charges together with the cost of the ongoing annual expenses described below, as well as any other relevant facts and circumstances:

 Sales Charges

     Class A shares are sold at net asset value plus an initial sales charge of up to 5.50% of the public offering price. Because of this initial sales charge, not all of a Class A shareholder's purchase price is invested in the Fund. Class A shares sold pursuant to a complete waiver of the initial sales charge applicable to large purchase are subject to a 1% CDSC if redeemed within one year of the date of purchase.

     Class B shares are sold with no initial sales charge, but a CDSC of up to 5% of the redemption proceeds applies to redemptions made within six years of purchase. See "How to Redeem Shares -- Contingent Deferred Sales Charge -- Class B Shares." Class B shares are subject to higher on going expenses than Class A shares, but automatically convert to Class A shares approximately six years after issuance subject to receipt of certain tax rulings or opinions.

     Class C shares are sold without an initial sales charge or a CDSC except for a CDSC of 1% applicable to redemptions made within the first year after investing. Thus, the entire amount of a Class B or C shareholder's purchase price is immediately invested in the Fund.

Waiver and Reductions of Class A Sales Charges

     Class A share purchases of $25,000 or more may be made at a reduced sales charge. In considering the combined cost of sales charges and ongoing annual expenses, investors should take into account any applicable reduced sales charges on Class A shares. In addition, the entire initial sales charge on Class A shares is waived for certain eligible purchasers. See "Initial Sales Charge Class A shares." Because Class A shares bear lower ongoing annual expenses than Class B shares or Class C shares, investors eligible for complete initial sales charge waivers should purchase Class A shares.

Ongoing Annual Expenses

     Classes A, B and C shares pay an annual 12b-1 service fee of 0.25% of average daily net assets. Classes B and C shares pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. An investor should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in the respective classes of Fund shares over various time periods.

     For example, assuming a constant net asset value, the cumulative distribution fee on Class C shares would approximate the expense of the 5.5% maximum initial sales charge on the Class A shares if the shares were held for approximately 7 1/2 years. Because Class B shares convert to Class A shares (which do not bear the expense of ongoing distribution fees) approximately six years after purchase (subject to receipt of certain tax rulings or opinions), an investor expecting to hold shares of a Fund for longer than six years would generally pay lower cumulative expenses by purchasing Class B shares than by purchasing Class C shares. An investor expecting to hold shares of a Fund for less than six years would generally pay lower cumulative expenses by purchasing Class C shares than by purchasing Class A shares, and due to the contingent deferred sales charges that would become payable on redemption of Class B shares, such an investor would generally pay lower cumulative expenses by purchasing Class C shares than Class B shares. [On the other hand, an investor expecting to hold shares of the Fund for more than six years would generally pay lower cumulative expenses by purchasing Class B shares because of the Class B conversion feature described under "Conversion of Class B Shares."] An investor who qualifies for a reduction or waiver of the initial sales charge on Class A shares may pay lower cumulative expenses by purchasing Class A shares than by purchasing Class B or Class C shares.

     The foregoing examples do not reflect, among other variables, the cost or benefit of bearing sales charges or distribution fees at the time of purchase, upon redemption or over time, nor can they reflect fluctuations in the net asset value of Fund shares, which will affect the actual amount of expenses paid. Expenses borne by classes may differ slightly because of the allocation of other class-specific expenses, such as transfer agency fees, printing and postage expenses related to shareholder reports, prospectuses and proxies, and securities registration fees. The example set forth above under "Fund Expenses" shows the cumulative expenses an investor would pay over periods of one and three years on a hypothetical investment in each class of Fund shares, assuming an annual return of 5%.

Other Information

     Dealers may receive different levels of compensation for selling one particular class of Fund shares rather than another. Investors should understand that distribution fees and initial and contingent deferred sales charges all are intended to compensate the Distributor for distribution services.

     An account may be opened by mailing a check or other negotiable bank draft (payable to The Munder Framlington Trust) for $1,000 or more for Class A, Class B or Class C shares with a completed and signed Account Application Form to The Munder Framlington Trust, c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130. An Account Application Form may be obtained by calling (800) 438-5789. All such investments are made at the public offering price of Fund shares next computed following receipt of payment by the Transfer Agent. The public offering price for the shares is the per share net asset value (see "Net Asset Value") next determined after receipt of the order by the dealer, plus any applicable initial sales charge for Class A shares. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Transfer Agent to the shareholder's address of record. When placing purchase orders, investors should specify the class of shares being purchased. All share purchase orders that fail to specify a class will automatically be invested in Class A shares.

     The completed investment application must indicate a valid taxpayer identification number and must be certified as such. Failure to provide a certified taxpayer identification number may result in backup withholding at the rate of 31%. Additionally, investors may be subject to penalties if they falsify information with respect to their taxpayer identification numbers.

     In addition, investors having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of a Fund by requesting their bank to transmit funds by wire to Boston Safe Deposit and Trust Company, Boston, MA, ABA #011001234, DDA #16-798-3, Fund Name, Shareholder Account Number, Account of (Registered Shareholder). Before wiring any funds, an investor must contact the Fund by calling (800) 438-5789 to confirm the wire instructions. The investor's name, account number, taxpayer identification or social security number, and address must be specified in the wire. In addition an Account Application Form containing the investor's taxpayer identification number should be forwarded within seven days of purchase to The Munder Framlington Funds Trust c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130.

     Additional investments may be made at any time through the wire procedures described above, which must include the investor's name and account number. The investor's bank may impose a fee for investments by wire.

Automatic Investment Plan ("AIP")

     An investor in shares of any Fund may arrange for periodic investments in that Fund through automatic deductions from a checking or savings account by completing the AIP Application Form or by calling the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Trust on 30 days' written notice to the shareholder.

     See the Statement of Additional Information for further information regarding purchase of the Funds' shares.

Reinvestment Privilege

     Upon redemption of Class A, B or C shares of a Fund (or Class A, B or C shares of another non-money market fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust), a shareholder has an annual right, to be exercised within 60 days, to reinvest the redemption proceeds in shares of the same class of the same fund without any sales charges. The Transfer Agent must be notified in writing by the purchaser, or by his or her broker, at the time the purchase is made of the reinvestment in order to eliminate a sales charge.

     See the Statement of Additional Information for further information regarding purchases of the Funds' shares.

Initial Sales Charge - Class A Shares

     The public offering price of Class A shares is the next determined net asset value plus any applicable sales charge, which will vary with the size of the purchase as shown in the following table:

                 INITIAL SALES CHARGE SCHEDULE - CLASS A SHARES

                         Sales Charge as a Percentage of


                                                                                               Discount to
                                                                                               Selected Dealers
Amount of Purchase                                                       Net Amount Invested   as a Percentage of
                                          Offering Price                 (Net Asset Value)     Offering Price
Less than $25,000                         5.50%                          5.82%                 5.00%

$25,000 but less than $50,000             5.25%                          5.54%                 4.75%
$50,000 but  less than $100,000           4.50%                          4.71%                 4.00%
$100,000 but less than $250,000           3.50%                          3.63%                 3.25%
$250,000 but less than $500,000           2.50%                          2.56%                 2.25%
$500,000 but less than $1,000,000         1.50%                          1.52%                 1.25%
$1,000,000 or more                         None*                         None*                 (see below)**

*        No initial sales charge applies on investments of $1 million or more, but a CDSC of 1% is imposed on certain redemptions within one year of the purchase.  See "How to Redeem Shares -- Contingent Deferred Sales Charge --
         Class A and Class C Shares."

**       A 1% commission will be paid by the Distributor to dealers who initiate and are responsible for purchases of $1 million or more.


         The Distributor will pay the appropriate Dealers' Reallowance to brokers purchasing Class A shares. From time to time, the Distributor may reallow to brokers the full amount of the sales charge on Class A shares. To the extent the Distributor reallows more than 90% of the sales charge to brokers, such brokers may be deemed to be underwriters under the Act. In addition to the Dealers' Reallowance, the Distributor will, from time to time, at its expense or as an expense for which it may be reimbursed under the Class B Plan or Class C Plan described below, pay a bonus or other consideration or incentive (which may be in the form of merchandise or trips) to brokers or institutions which sell a minimum dollar amount of shares of a Fund during a specified period of time. Dealers may receive compensation from the Distributor on sales made without a sales charge.

Sales Charge Waivers - Class A Shares

         Upon notice to the Transfer Agent at the time of purchase, the initial sales charge will be waived on sales of Class A shares to the following types of purchasers: (1) individuals with an investment account or relationship with the Advisor; (2) full-time employees and retired employees of the Advisor, employees of the Funds' Administrator, Distributor and Custodian, and immediate family members of such persons; (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families); (4) certain qualified employee benefit plans as defined below; and (5) financial institutions, financial planners or employee benefit plan consultants acting for the accounts of their clients.

Qualified Employer Sponsored Retirement Plans

         Upon notice to the Transfer Agent at the time of purchase, the initial sales charge will be waived on purchases by employer sponsored retirement plans which are qualified under Section 401(a) of the Code, including: 401(k) plans, defined benefit pension plans, profit-sharing pension plans, money-purchase pension plans and Section 457 deferred compensation plans and Section 403(b) plans (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A shares of investment portfolios offered by the Trust, The Munder Funds, Inc. or The Munder Funds Trust (other than the Munder Index 500 Fund) or
(2) have at least 75 eligible plan participants. In addition, the CDSC of 1% imposed on certain redemptions within one year of purchase will be waived for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of the foregoing sales charge waiver, Simplified Employee Pension Plans ("SEPs") and Individual Retirement Accounts ("IRAs") are not considered to be Qualified Employee Benefit Plans.

         Sales charges will be waived for individuals who purchase Class A shares with the proceeds of distributions from qualified retirement plans for which the Advisor serves as investment advisor. Sales charges will be waived for individuals who purchase Class A shares with the proceeds of redemptions of Class Y shares of the Funds of the Trust, The Munder Funds, Inc. or The Munder Funds Trust if the proceeds are invested within 60 days of redemption. See "Other Information -- Description of Shares."

         If an investor intends to purchase over the next 13 months at least $25,000 of Class A shares, the sales charge may be reduced by completing the Letter of Intent portion of the Account Application Form or the applicable form from the investor's broker. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment which is based on the amount covered by the Letter of Intent. The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased.

         The Letter of Intent will not obligate the investor to purchase shares, but if he or she does, each purchase made during the period will be at the sales charge applicable to the total amount intended to be purchased. The letter may be dated as of a prior date to include any purchase made within the past 90 days. The Letter of Intent will apply only to Class A shares of the Funds or investment portfolios of The Munder Funds, Inc. and The Munder Funds Trust. The value of Class B or Class C shares of any Fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust will not be counted toward the fulfillment of a Letter of Intent.

         As shown in the table under "Initial Sales Charge -- Class A Shares," larger purchases may reduce the sales charge paid. Upon notice to the investor's broker or the Transfer Agent, purchases of Class A shares that are made by the investor, his or her spouse, his or her children under age 21 and his or her IRA will be combined when calculating the sales charge. The value of Class B or Class C shares of any Fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust will not be counted toward the foregoing Quantity Discounts.

         An investor who has previously purchased Class A shares of any of the Funds or a non-money market fund of The Munder Funds, Inc. or The Munder Funds Trust upon which a sales charge has already been paid may, upon request, aggregate investments in such shares with current purchases to determine the applicable sales charge for current purchases. An investor's aggregate investment is the total value (based upon the greater of current net asset value or the public offering price originally paid if provided at the time of purchase) of: (a) current purchases, and (b) shares that are beneficially owned by the investor for which a sales charge has already been paid. Similarly, with respect to each subsequent investment, all Class A shares of any of the Funds or a non-money market fund of The Munder Funds, Inc. or The Munder Funds Trust upon which a sales charge has already been paid that are beneficially owned by the investor at the time of investment may be combined to determine the applicable sales charge.

     Some or all of the services and privileges described herein may not be available to certain customers of a broker, and a broker may impose conditions on its customers which are different from those described in this Prospectus. Investors should consult their brokers in this regard.

         Pursuant to the Funds' variable pricing system, each Fund issues two classes of shares in addition to the classes described in this Prospectus, Class K and Class Y shares. Class K and Class Y shares have different sales charges and expense levels, which will affect performance. Investors may call (800) 438-5789 to obtain more information concerning Class K and Class Y shares. When placing purchase orders, investors should specify the class of shares being purchased. All share purchase orders that fail to specify a class will automatically be invested in Class A shares.

                              HOW TO REDEEM SHARES

         Generally, shareholders may require a Fund to redeem their shares by sending a written request, signed by the record owner(s), to The Munder Framlington Funds Trust c/o First Data Investor Services Group, Inc., P.O. Box 5130, Westborough, Massachusetts 01581-5130.

Signature Guarantee

         If the proceeds of the redemption are greater than $50,000, or are to be paid to someone other than the registered holder, or to other than the shareholder's address of record, or if the shares are to be transferred, the owner's signature must be guaranteed by a commercial bank, trust company, savings association or credit union as defined by the Federal Deposit Insurance Act, or by a securities firm having membership on a recognized national securities exchange. If the proceeds of the redemption are less than $50,000, no signature guarantees are required for shares for which certificates have not been issued when an application is on file with the Transfer Agent and payment is to be made to the shareholder of record at the shareholder's address of record. The redemption price shall be the net asset value per share next computed after receipt of the redemption request in proper order. See "Net Asset Value." Redemption proceeds will be reduced by the amount of any CDSC (see below).

Expedited Redemption

         In addition, a shareholder redeeming at least $1,000 of shares and who has authorized expedited redemption on the application form filed with the Transfer Agent may, at the time of such redemption, request that funds be mailed to the commercial bank or registered broker-dealer previously designated on the application form by telephoning the Trust at (800) 438-5789 prior to 4:00 p.m. New York City time. Redemption proceeds will be sent on the next business day following receipt of the telephone redemption request. If a shareholder seeks to use an expedited method of redemption of shares recently purchased by check, a Fund may withhold the redemption proceeds until it is reasonably assured of the collection of the check representing the purchase, which may take up to 15 days.

         The Trust, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited redemption procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone redemptions. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that redemption instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record. If these procedures are followed, neither the Trust, the Distributor nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone redemptions effected upon instructions believed by them to be genuine. Redemption proceeds will be mailed only according to the previously established instructions.

         The Funds ordinarily will make payment for all shares redeemed within seven business days after the receipt by the Transfer Agent in proper form; however, the right of redemption and payment of redemption proceeds are subject to suspension for any period during which the New York Stock Exchange is closed, or when trading on the New York Stock Exchange is restricted as determined by the SEC; during any period when an emergency as defined by the rules and regulations of the SEC exists; or during any period when the SEC has by order permitted such suspension. The Funds will not mail redemption proceeds until checks (including certified checks or cashier's checks) received for the shares purchased have cleared, which can take as long as 15 days.

         There is no minimum for telephone redemptions paid by check. However, the Transfer Agent may deduct its current wire fee from the principal in the shareholder's account for wire redemptions under $5,000. As of the date of this prospectus, this fee was $7.50 for each wire redemption. There is no charge for wire redemptions of $5,000 or more.

         The value of shares on repurchase may be more or less than the investor's cost depending upon the market value of the relevant Fund's portfolio securities at the time of redemption. No redemption fee is charged for the redemption of shares, but a CDSC is imposed on certain redemptions of Class A, Class B and Class C shares as described below.

Involuntary Redemption

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. An investor may be notified that the value of the investor's account is less than $500, in which case the investor would be allowed 60 days to make an additional investment before the redemption is processed.

Automatic Withdrawal Plan ("AWP")

         The Funds offer an Automatic Withdrawal Plan which may be used by holders of Class A, Class B and Class C shares who wish to receive regular distributions from their accounts. Upon commencement of the AWP, the account must have a current value of $2,500 or more in a Fund. Shareholders may elect to receive automatic cash payments of $50 or more on a monthly, quarterly, semi-annual, or annual basis. Automatic withdrawals are normally processed on the 20th day of the applicable month or, if such day is not a day on which the New York Stock Exchange is open for business, on the next business day, and are paid promptly thereafter. An investor may utilize the AWP by completing the AWP Application Form available through the Transfer Agent.

         Shareholders should realize that if withdrawals exceed capital appreciation and/or income dividends their invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the AWP, shareholders must have their dividends automatically reinvested and may not hold share certificates. Shareholders may change or cancel the AWP at any time, upon written notice to the Transfer Agent. Purchases of additional Class A shares of the Funds concurrently with withdrawals may be disadvantageous to investors because of the sales charges involved, and, therefore, are discouraged. Class B and Class C shares, if any, that are redeemed in connection with the AWP are still subject to the applicable CDSC.

Contingent Deferred Sales Charge - Class B Shares

         Class B shares that are redeemed within six years of purchase will be subject to a CDSC as set forth below. A CDSC payable to the Distributor is imposed on any redemption of shares that causes the current value of a shareholder's account to fall below the dollar amount of all payments by the shareholder for the purchase of shares during the preceding six years.

         The CDSC will be waived for certain exchanges as described below. In addition, Class B shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents (1) reinvestment of dividends or capital gain distributions, (2) shares held more than six years, or (3) capital appreciation of shares redeemed. In determining the applicability and rate of any CDSC, it will be assumed that a redemption of Class B shares is made first of shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then of remaining shares held by the shareholders for the longest period of time. The purchase payment from which a redemption is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected. The holding period of Class B shares of a Fund acquired through an exchange of Class B shares of The Munder Money Market Fund (which are available only by exchange of Class B shares of the Funds or other funds in The Munder Funds, Inc. or the Munder Funds Trust) will be calculated from the date that the Class B shares were initially purchased.

         The amount of any applicable CDSC will be calculated by multiplying the net asset value of shares subject to the charge at the time of redemption or at the time of purchase, whichever is lower, by the applicable percentage shown in the table below:

                                                             CONTINGENT DEFERRED
                                 SALES CHARGE AS
                                 A PERCENTAGE OF
                  YEAR SINCE                                 DOLLAR AMOUNT
                  PURCHASE                                   SUBJECT TO CHARGE

                  First                                      5.00%
                  Second                                     4.00%
                  Third                                      3.00%
                  Fourth                                     3.00%
                  Fifth                                      2.00%
                  Sixth                                      1.00%
                  Seventh                                    0.00%

         For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares. The amount of any CDSC will be paid to the Distributor.

         The Distributor will pay a commission of 4.0% of the net asset value of Class B shares to brokers that initiate and are responsible for purchases of Class B shares of the Funds.

         The CDSC will be waived for certain exchanges, as described below. In addition, the CDSC payable with respect to Class B shares will be waived in the following circumstances: (1) total or partial redemptions made within one year following the death of a shareholder or registered joint owner; (2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 70 1/2; and (3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

Contingent Deferred Sales Charge - Class A and Class C Shares

         In order to recover commissions paid to dealers on investments of $1 million or more in Class A shares and on investments in Class C shares, a CDSC of 1% applies to certain redemptions of such shares made within the first year after investing.

         No charge is imposed to the extent that the net asset value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year. The same waivers as are available with respect to the CDSC on Class B shares also apply to the CDSC on Class A and Class C shares.

         The holding period of Class A or Class C shares of a Fund acquired through an exchange of the corresponding class of shares of The Munder Money Market Fund (which are available only by exchange of Class A or Class C shares of the Funds or funds in The Munder Funds, Inc. or the Munder Funds Trust, as the case may be) and other non-money market funds of The Munder Funds, Inc. and The Munder Funds Trust and other Funds of the Trust will be calculated from the date that the Class A or Class C shares were initially purchased.

         See the Statement of Additional Information for further information regarding redemption of Fund shares.

         Class A shares purchased for at least $1,000,000 without a sales charge may be exchanged for Class A shares of another fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust without the imposition of a CDSC, although the CDSC described above will apply to the redemption of the shares acquired through an exchange.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to the Distributor.

                          CONVERSION OF CLASS B SHARES

         A shareholder's Class B shares will automatically convert to Class A shares in a Fund on the sixth anniversary of the issuance of the Class B shares, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative net asset values per share of the two classes. If a shareholder effects one or more exchanges among Class B shares of a Fund, other Funds of the Trust, non-money market funds of The Munder Funds, Inc. or other funds of The Munder Funds Trust during the six-year period, the holding periods for the shares so exchanged will be counted toward the six-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same. See "Net Asset Value."

Other

     Some or all of the services and privileges described herein may not be available to certain customers of a broker, and a broker may impose conditions on its customers which are different from those described in this Prospectus. Investors should consult their brokers in this regard.

                             HOW TO EXCHANGE SHARES

General

         Class A, Class B and Class C shares of each Fund may be exchanged for shares of the same class of other funds of the Trust, The Munder Funds, Inc. or The Munder Funds Trust, based on their respective net asset values, subject to any applicable sales charge differential.

         Class A shares of a money market fund of The Munder Funds, Inc. or The Munder Funds Trust that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of The Munder Funds, Inc. or The Munder Funds Trust for which a sales charge was paid, can be exchanged for Class A shares of a Fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust subject to payment of differential sales charges as applicable.

         The exchange of Class B shares of one fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust for Class B shares of another fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust will not be subject to a CDSC. The exchange of Class C shares of one Fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust for Class C shares of another fund of the Trust, The Munder Funds, Inc. or The Munder Funds Trust will not be subject to a CDSC. For purposes of computing the applicable CDSC, the length of time of ownership of the Class B or Class C shares will be measured from the date of the original purchase and will not be affected by such exchanges.

         Any share exchange must satisfy the requirements relating to the minimum initial investment in an investment portfolio of the Trust, The Munder Funds, Inc. or The Munder Funds Trust, and the shares involved must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial advisor and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable prospectus. An investor who is considering an exchange may obtain a copy of the prospectus for any investment portfolio of the Trust, The Munder Funds, Inc. or The Munder Funds Trust by contacting his or her broker or the Trust at (800) 438-5789. Certain brokers may charge a fee for handling exchanges.

         The Trust reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modifications except where notice is not required.

Exchange by Telephone

         A shareholder may give exchange instructions to the shareholder's broker or by telephone to the Funds at (800) 438-5789. Telephone exchange privileges are not available to shareholders who have custody of their share certificates. The Trust reserves the right to reject any telephone exchange request. Telephone exchanges may be subject to limitations as to amount or frequency, and to other restrictions that may be established from time to time to ensure that exchanges do not operate to the disadvantage of any Fund or its shareholders.

Exchange by Mail

         Exchange orders may be sent by mail to the  shareholder's  broker or to
the  Transfer   Agent  at  the  address  set  forth  in   "Shareholder   Account
Information."

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid at least annually. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and other distributions paid by each Fund with respect to its Class A, Class B and Class C shares are calculated at the same time.

         Dividends and capital gains are paid in the form of additional shares of the same class of a Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account.

         The per share dividends on Class B and Class C shares of a Fund generally will be lower than the per share dividends on Class A shares of that Fund as a result of the higher annual service and distribution fees applicable with respect to Class B and Class C shares.

         Each Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Funds and their shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Trustees' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust that are not readily identifiable as belonging to a particular fund of the Trust are allocated among all funds of the Trust by or under the direction of the Board of Trustees in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

         Each Fund's net investment income available for distribution to the holders of shares will be reduced by the amount of service and distribution fees payable under the Class A Plan, the Class B Plan and Class C Plan described below.

                                 NET ASSET VALUE

         Net asset value for a particular class of shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

         The net asset value per share of each Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day.

         Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         The Funds do not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

         The different expenses borne by each Class of shares will result in different net asset values and dividends. The per share net asset value of the Class B and Class C shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B and Class C shares.

                                   MANAGEMENT

Board of Trustees

         The Trust is managed under the direction of its Board of Trustees. The Statement of Additional Information contains the name and background information of each Trustee.

Investment Advisor and Sub-Advisor

         Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1996, the Advisor and its affiliates had approximately $34 billion in assets under active management, of which $17 billion were invested in equity securities, $6 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         Subject to the supervision of the Board of Trustees of the Trust, the Advisor provides overall investment management for the Funds, provides research and credit analysis, oversees the purchases and sales of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         For the advisory services provided and expenses assumed with regard to the International Growth Fund and the Healthcare Fund, it, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.00% of each Fund's average daily net assets up to $250 million, reduced to .75% of each Fund's average daily net assets in excess of $250 million. For the advisory services provided and expenses assumed with regard to the Emerging Markets Fund, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.

         Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith. For its services with regard to the International Growth Fund and the Healthcare Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 0.50% of each Fund's average daily net assets up to $250 million, reduced to .375% of each Fund's average daily net assets in excess of $250 million. For its services with regard to the Emerging Markets Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to .625% of the Fund's average daily net assets.

         The Sub-Advisor is a subsidiary of Framlington Group plc, a public limited company incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. The Sub-Advisor and its affiliates serve as investment manager to various investment trusts organized in the United Kingdom, and provides fund management services to pension funds and charities. Framlington Group plc is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and [51%] by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

Performance of Equity Portfolios Managed by the Sub-Advisor

         Set forth below are certain performance data provided by the Sub-Advisor relating to unit trusts organized under the laws of the United Kingdom (referred to hereafter as the "trust accounts") which are managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Funds. See "Investment Objectives and Policies" and "Portfolio Instruments and Practices and Associated Risk Factors." In the case of Emerging Markets Fund, the data relates to a composite of the Framlington Emerging Markets Unit Trust and an institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies.

         The trust account performance indicates the aggregate percentage of change in unit price for the trust accounts, on the basis of data provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions and actual investment advisory fees and UK taxes but exclude the impact of sales loads, custodial fees and other administrative expenses that will be applicable to the corresponding Funds and will result in a higher expense ratio for the Funds. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated showing beginning and ending offer prices for periods ended September 30, 1996.

         Investors should not rely on the following performance data of the Sub-Advisor's unit trust clients' accounts as an indication of future performance of the Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.


           Period Ended                                  MSCI World
     September 30, 1996       Framlington Health         Total Return
                 1 Year                   42.83%               14.20%
                3 Years                  127.10%               41.89%
                5 Years                  150.47%               70.80%
           Inception on
            May 1, 1987                  437.60%              112.37%

     Performance for the Health trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK Tax and annual management fees.
Source: Micropal.

     MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.

                 Period Ended      Framlington International        MSCI World
           September 30, 1996                         Growth      Total Return
                       1 Year                         11.06%            14.20%
                      3 Years                         33.68%            41.89%
                      5 Years                         62.79%            70.80%
                     10 Years                        208.86%           188.38%

     Performance for the International Growth trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK Tax and annual management fees. Source: Micropal.

     MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes. Source: Datastream.


              Period Ended       Framlington Emerging           MSCI WORLD
        September 30, 1996          Markets Composite*        Total Return
                    1 Year                      3.46%                4.84%
                   3 Years                     30.91%               30.51%
              Inception on
         December 31, 1992                     67.57%               62.33%


     * The Framlington Emerging Markets Composite is an equal weighted composite of the Framlington Emerging Markets Unit Trust and a Canadian based institutional portfolio. The Framlington Emerging Markets Fund portion of the composite is calculated on an offer-offer basis US Dollar adjusted total return net of UK Tax and annual management fees, but not initial charges. The Canadian Institutional fund is measured by the World Markets Company on a gross total return basis and on the gross tax basis of a Canadian domiciled pension fund. The returns have been adjusted to show a return net of the management fee charged the Canadian Institutional fund. The inception of the Canadian institutional fund is November 1, 1994.

MSCI Indices

The MSCI World index used is maintained by Morgan Stanley Capital International and seeks to cover the largest 65% of companies in countries in the developed world. The companies covered are adjusted for cross ownership and the index is balanced to show a true market representation of the sectors covered in the underlying markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.

The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.


Portfolio Managers

         Simon Key, Chief Investment Officer of the Sub-Advisor, is the primary portfolio manager for the Emerging Markets Fund. Mr. Key heads the asset allocation committee of the Sub-Advisor, and is responsible for overall asset allocation strategy. Prior to joining Framlington in 1989, Mr. Key was with the Bank of England as economist and deputy head of the European team. He graduated from the University of East Anglia with a BA in economics and philosophy, and went on to complete a MSc in economics at the University of London.

     Antony Milford, Head of the Specialist Desk for the Sub-Advisor, is the primary portfolio manager for the Healthcare Fund. Mr. Milford is a member of the Sub-Advisor's asset allocation committee and has been managing funds for Framlington since 1971, covering most geographic regions. Mr. Milford has managed a healthcare portfolio for the Sub-Advisor since 1989. He graduated from Oxford with a Classics degree.

         The International Growth Fund is managed by a committee of professional portfolio managers of the Sub-Advisor.

Administrator, Custodian and Transfer Agent

         First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Trust. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Trust in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

         First Data also serves as the Trust's transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

         As compensation for these services, the Administrator is entitled to receive fees, computed daily and payable monthly, at the rate of .10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. The Transfer Agent is entitled to receive fees, based on the aggregate average daily net assets of the Funds, computed daily and payable monthly at the rate of [.02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion]. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

         Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor, for which the custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

         For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

Distribution Services Arrangement

         The Trust has adopted Distribution and Service Plans with respect to Class A, Class B and Class C shares of each Fund, pursuant to which each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services (collectively, the "Plans"). Under the Class A Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of average daily net assets of the Class A shares. Under the Class B and Class C Plans, the Distributor is paid a service fee at an annual rate of 0.25%, and a distribution fee at an annual rate of 0.75%, of the value of average daily net assets of the Class B and Class C shares.

         Under the Plans, the Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Funds' Transfer Agent computer processable tapes of all transactions by customers and serving as the primary source of information to customers in answering questions concerning the Funds and their transactions with the Funds.

         The Class B and Class C Plans permit payments to be made by the Funds to the Distributor for expenditures incurred by it in connection with the distribution of Fund shares to investors and the provision of certain shareholder services, including but not limited to the payment of compensation, including incentive compensation, to Service Organizations to obtain various distribution related services for the Funds. The Distributor is also authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of the Funds. In addition, the Class B and Class C Plans authorize payments by the Funds of the cost of preparing, printing and distributing Fund prospectuses and statements of additional information to prospective investors and of implementing and operating the Plans. Distribution expenses also include an allocation of overhead of the Distributor and accruals for interest on the amount of distribution expenses that exceed distribution fees and CDSCs received by the Distributor.

         The Distributor expects to pay or arrange for payment of sales commissions to dealers authorized to sell Class B or Class C shares, all or a part of which may be paid at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Class B and Class C Plans. Because the payment of distribution and service fees with respect to Class B and Class C shares is subject to the 1.00% limitation described above and will therefore be spread over a number of years, it may take the Distributor a number of years to recoup sales commissions paid by it to dealers and other distribution and service related expenses from the payments received by it from the Funds pursuant to the Plans.

         The Plans may be terminated at any time. The Plans provide that amounts paid as prescribed by the Plans at any time may not cause the limitation on such payments established by the Plans to be exceeded. The amount of daily compensation payable to the Distributor with respect to each day will be accrued each day as a liability of the Funds and will accordingly reduce each Fund's net assets upon such accrual.

         Payments under the Plans are not tied exclusively to the distribution and/or shareholder service expenses actually incurred by the Distributor and the payments may exceed distribution and/or service expenses actually incurred. The Trust's Board of Trustees evaluates the appropriateness of the Plans and their payment terms on a continuous basis and in so doing will consider all relevant factors, including expenses incurred by the Distributor and the amount received under the Plans and the proceeds of the CDSCs with respect to the Class B and Class C shares.

                                      TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.) The dividends received deduction for corporations will apply to such distributions by the Funds to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year and if other applicable tax requirements are met.

         Substantially all of the Funds' net realized long-term capital gains, if any, will be distributed at least annually. The Funds will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

         A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

         Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         On an annual basis, the Funds will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Funds.

Taxes - Foreign Investments

         Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected that the Funds will be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled
(a) to credit their proportionate amount of such taxes against their U.S. Federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified election fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

                              DESCRIPTION OF SHARES

         Each Fund operates as one series of the Trust. The Trust was organized as a Massachusetts business trust on October __, 1996 and is also registered under the 1940 Act as an open-end management investment company. The Trust's declaration of trust authorize the Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Trustees have authorized the issuance of shares of beneficial interest representing interests in the Funds, each of which is classified as a diversified investment company under the 1940 Act.

         The shares of the Funds are offered as five separate classes of shares of beneficial interest, $.01 par value per share, designated Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares. All shares of a Fund represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses, and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Shares of each Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Trust at (800) 438-5789 for more information concerning other classes of shares of the Funds. This Prospectus relates only to the Class A, Class B and Class C shares of the Funds.

         The Trust's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In addition, shareholders of a Fund will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the holders of a particular class of shares. The Trust is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Trust. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

Reports to Shareholders

         The Trust will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Trust at (800) 438-5789.

                                   PERFORMANCE

         From time to time, the Funds may quote performance data for the shares in advertisements or in communications to shareholders. The total return of a class of shares in a Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return of a Fund reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

         Performance quotations for each class of shares will be calculated separately. Quotations for total return for Class A shares will reflect the maximum sales charge charged by a Fund with respect to Class A shares and quotations of total return for Class B and Class C shares will reflect any applicable CDSC, except that the Funds may also provide, in conjunction with such quotations, additional quotations that do not reflect the maximum sales charge when the quotations are being provided to investors who are subject to waived or reduced sales charges as described in this Prospectus. Because these additional quotations will not reflect the maximum sales charge payable by non-exempt investors, these quotations will be higher than the performance quotation otherwise computed.

         Quotations of total return for shares will reflect the fees for certain distribution and shareholder services as described in this prospectus.

         Each Fund may compare the performance of its shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in a Fund.

         Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in a Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield and performance.


                         SHAREHOLDER ACCOUNT INFORMATION

         Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders may also place such orders directly through the Transfer Agent. See "How to Purchase Shares," "How to Redeem Shares" and "How to Exchange Shares" for more information. The Transfer Agent for the Funds is First Data Investor Services Group, Inc.

Investment by Mail

         Send the completed Account Application Form (if initial purchase) or letter stating Fund name, share class, shareholder's registered name and account number (if subsequent purchase) with a check to:

                           First Data Investor Services Group, Inc.
                           The Munder Funds
                           P.O. Box 5130
                           Westborough, Massachusetts  01581-5130

Investment by Bank Wire

         An investor opening a new account should call the Fund at (800) 438-5789 to obtain an account number. Within seven days of purchase such an investor must send a completed Account Application Form containing the investor's certified taxpayer identification number to First Data Investor Services Group, Inc. at the address provided above under "Investment by Mail." Wire instructions must state the Fund name, share class, the shareholder's registered name and the shareholder account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

                           Boston Safe Deposit and Trust Company
                           Boston, MA
                           ABA#:  011001234
                           DDA#:  16-798-3
                           Account No.

         (State Fund name, share class, shareholder's registered name and shareholder account number)

         Before writing any funds an investor must call the Fund at (800) 438-5789 to confirm the wire instructions.

Exchange by Telephone

         Call your broker or the Fund at (800) 4348-5789.

         Class A , Class B and Class C shares may be exchanged only for shares of the same class of another fund of the Company or The Munder Funds Trust, subject to any applicable sales charge.

Redemptions by Telephone

         Call your broker or the Fund at (800) 438-5789.

Redemptions by Mail

         Send complete instructions, including name of Fund, share class, amount of redemption, shareholder's registered name, account number, and, if a certificate has been issued, an endorsed share certificate, to:

                           First Data Investor Services Group, Inc.
                           The Munder Funds
                           P.O. Box 5130
                           Westborough, Massachusetts  01581-5130

Additional Questions

         Shareholders with additional questions regarding purchase, exchange and redemption procedures may call the Fund at (800) 438-5789.

                       THE MUNDER FRAMLINGTON FUNDS TRUST

                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

PROSPECTUS

Class K Shares

         The Munder Framlington Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that currently offers a selection of three investment portfolios. This Prospectus describes the Class K shares of the investment portfolios offered by the Trust (the "Funds"):

                  Munder Framlington International Growth Fund
                  Munder Framlington Emerging Markets Fund
                  Munder Framlington Healthcare Fund

         Munder Capital  Management (the "Advisor") serves as investment advisor
to  the  Funds.   Framlington   Overseas  Investment   Management  Limited  (the
"Sub-Advisor") serves as sub-advisor to the Funds.

         This prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ______, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Trust at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is ____________, 1996

                                TABLE OF CONTENTS
                                                                      Page

EXPENSE TABLE                                                         3

THE TRUST                                                             4

INVESTMENT OBJECTIVES AND POLICIES                                    4
         International Growth Fund                                    4
         Emerging Markets Fund                                        5
         Healthcare Fund                                              5
         Information Regarding All Funds                              6

PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS       6

INVESTMENT LIMITATIONS                                                16

PURCHASE AND REDEMPTIONS OF SHARES                                    17
         Purchase of Shares                                           17
         Redemption of Shares                                         19

DIVIDENDS AND DISTRIBUTIONS                                           19

NET ASSET VALUE                                                       20

MANAGEMENT                                                            21
         Board of Trustees                                            21
         Investment Advisor and Sub-Advisor                           21
         Portfolio Managers                                           25
         Administrator, Custodian and Transfer Agent                  26
         Shareholder Servicing Arrangements                           27

TAXES                                                                 28
         Taxes - Foreign Investments                                  29

DESCRIPTION OF SHARES                                                 30
         Reports to Shareholders                                      31

PERFORMANCE                                                           31

         No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Funds Distributor, Inc. (the "Distributor"). This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                  EXPENSE TABLE

         The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class K shares of the Funds based on estimated operating expenses for the current fiscal year. Class K shares are sold without an initial or contingent deferred sales charge to customers of banks and other institutions, and to the immediate family members of such customers. See "Purchase and Redemption of Shares."

                                                  International Growth     Emerging Markets Fund         Healthcare Fund
                                                  Fund
Annual operating expenses (as a
percentage of average net assets)
Advisory fees                                            1.00%                     1.25%                      1.00%
Other Expenses                                            ___%                      ___%                       ___%
    Shareholder Servicing                                 .25%                      .25%                       .25%
    All Other Expenses                                    ___%                      ___%                       ___%
Total Fund Operating Expenses                             ___%                      ___%                       ___%


         "Other expenses" in the above table include administrator fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. With respect to each Fund, the amount of "Other expenses" is based on estimated expenses and projected assets for the current fiscal year. See "Management" in this Prospectus for a further description of the Funds' operating expenses and the nature of the services for which the Funds are obligated to pay advisory fees. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Funds are in addition to the expenses shown in the above Expense Table and the Example shown below.

Example

         The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Funds. These amounts are based on payment by the Funds of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

         An investor would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods:

                                            1 Year   3 Years

International Growth Fund                   $____    $____
Emerging Markets Fund                       $____    $____
Healthcare Fund                             $____    $____


         The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Funds that investors bear either directly or indirectly.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                    THE TRUST

         Each of the Funds is a series of shares issued by the Trust, an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts on October 30, 1996 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVES AND POLICIES

         This Prospectus describes the following Funds offered by the Trust: the Munder Framlington International Growth Fund ("International Growth Fund"), the Munder Framlington Emerging Markets Fund ("Emerging Markets Fund"), and the Munder Framlington Healthcare Fund ("Healthcare Fund"). Purchasing shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

International Growth Fund

         The investment objective of International Growth Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective through worldwide investment in equity securities of companies which, in the opinion of the Sub-Advisor, show above-average profitability, management quality and growth.

         The Fund may invest in the securities of issuers located in countries which include, but are not limited to, the following: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Peru, The Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and The United Kingdom.

         Under normal market conditions, at least 65% of the Fund's total assets will be invested in the equity securities of foreign issuers and such issuers will be located in at least three foreign countries.

Emerging Markets Fund

         The investment objective of Emerging Markets Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investing primarily in equity securities (as defined below) of issuers in emerging market countries. [The Fund considers countries having emerging markets to be all countries that are generally considered to be emerging or developing countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging. Currently, the countries not in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland.] A company will be deemed to be in an emerging market country if (i) the company is organized under the laws of, and has a principal office in, an emerging market country; (ii) the principal trading market for the company's equity securities is in an emerging market country; or (iii) the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in an emerging market country, or has at least 50% of its assets situated in an emerging market country. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers in emerging market countries. Determinations as to eligibility will be made by the Sub-Advisor based on publicly available information and inquiries made to the companies.

Healthcare Fund

         The investment objective of the Healthcare Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investment in companies providing healthcare and medical services and products worldwide. The Fund will invest in producers of pharmaceuticals, biotechnology firms, medical device and instrument manufacturers, distributors of healthcare products, care providers and managers and other healthcare services companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in healthcare companies as described above. The Sub-Advisor considers healthcare companies to include companies in which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

Information Regarding All Funds

         Each Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Sub-Advisor, a Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.]

     When the Sub-Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Portfolio Instruments and Practices and Associated Risk Factors -- Liquidity Management."

PORTFOLIO INSTRUMENTS AND PRACTICES AND ASSOCIATED RISK FACTORS
         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         EQUITY SECURITIES. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities [and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts").] Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

         Each Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. In addition, a Fund may invest in convertible bonds and convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Although a Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Ratings Service, a division of McGraw Hill Companies Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), it is expected that investments in lower-rated convertible securities will not exceed 10% of the value of the total assets of a Fund at the time of purchase. These high yield, high risk securities are commonly referred to as junk bonds. Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to the capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment, and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger that may exist with respect to principal or interest. In light of the risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the ability of the issuer's management and regulatory matters. To the extent a Fund purchases convertibles rated below investment grade or convertibles that are not rated, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities. Particular risks include (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower payments, (c) the relatively low trading market liquidity for the securities, (d) the impact that legislation may have on the market for these securities (and, in turn, on a Fund's net asset value) and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would negatively affect their ability to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated convertible securities and negatively affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a convertible security held by a Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the values and liquidity of lower-rated convertible securities held by a Fund, especially in a thinly traded market.

         FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations generally are more of a concern in emerging market countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in emerging market countries therefore may be subject to potentially higher risks than investments in developed countries.

         Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely a Fund's investment in foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. A Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registrations and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registrations or approval for such repatriation.

         Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the counties with which they trade.

         In many emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         Although the Funds may invest in securities denominated in foreign currencies, portfolio securities and other assets held by the Funds are valued in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of its portfolio securities in the various local markets and currencies. In addition to favorable and unfavorable currency exchange-rate developments, the Funds are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

         Investments in foreign securities may be in the form of Depositary Receipts. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets.

         DEPOSITARY RECEIPTS. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONCENTRATION IN THE HEALTHCARE INDUSTRIES. Healthcare Fund generally intends to invest at least 65% of its total assets in securities of companies in the healthcare industries. These industries are characterized by rapidly changing technology and extensive government regulation. In particular, technological advances can render existing products obsolete, and obtaining governmental approval for new products from regulatory authorities can be lengthy, expensive and uncertain as to outcome. Healthcare companies also can be highly dependent on the strength of patents for maintenance of profit margins and market exclusivity. Moreover, cost containment measures implemented by governmental authorities have adversely affected certain healthcare industries. While an industry concentration may increase the risk and volatility of an investment company's portfolio, Healthcare Fund will endeavor to reduce risk by having a portfolio of investments that is diversified within its stated objective and policies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Funds may not enter into these contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. A Fund will segregate cash or liquid securities to cover its obligation to purchase foreign currency under a forward foreign currency contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. A Fund will not enter into forward foreign currency exchange contracts if as a result, the Fund will have more than 20% of its total assets committed to consummation of such forward foreign currency exchange contracts.

         FUTURES CONTRACTS AND OPTIONS. The Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of a Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities a Fund intends to purchase.

         The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

         In addition, the Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

         The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position. For a further discussion, see "Fund Investments" and the Appendix in the Statement of Additional Information.

         When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid debt securities or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

         The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

         For  a  further   discussion  see   "Additional   Information  on  Fund
Investments" and the Appendix to the Statement of Additional Information.

         REPURCHASE AGREEMENTS. A Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor and/or Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         INVESTMENT COMPANY SECURITIES. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). International Growth Fund and Emerging Markets Fund may also purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." It is each Fund's policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Sub-Advisor, the Administrator, the Custodian, the Distributor or their affiliates. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of a Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

         LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Sub-Advisor determines that market conditions warrant, the Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above.

         High quality money market instruments may include commercial paper, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Funds may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Sub-Advisor.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor and/or Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Trust's Board of Trustees.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         BORROWING. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, a Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by a Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return of the portfolio, a Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Sub-Advisor with broker/dealers that the Sub-Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Sub-Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that each Fund's annual portfolio turnover rate will range from 50% to 150%.

                             INVESTMENT LIMITATIONS

         Each Fund's investment objective and policies may be changed by the Trust's Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least thirty days in advance of any such material change, except where advance notice is not required. No assurance can be given that any Fund will achieve its investment objective.

         Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Funds' fundamental investment policies, which are set forth in full in the Statement of Additional Information.

         A Fund may not:

                  (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

                  (2) invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issues conducting their principal business activities in the healthcare industry; and

                  (3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's
                  total   assets,   the  Fund  will  not  make  any   additional
                  investments.

         These investment limitations are applied at the time investment securities are purchased.

                       PURCHASE AND REDEMPTIONS OF SHARES

         Shares of each Fund are sold on a continuous basis by the Distributor. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

Purchase of Shares

         Class K shares of the Funds are sold without an initial or contingent sales charge to customers ("Customers") of banks and other institutions, and the immediate family members of such customers, that have entered into agreements with the Trust providing for shareholder services for Customers. Customers may include individuals, trusts, partnerships and corporations. all share purchases are effected through a Customer's account at an institution through procedures established in connection with the requirements of the account, and confirmations of share purchases and redemptions will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers. The exercise of voting rights and the delivery to Customers of shareholder communications from the Trust will be governed by the Customers' account agreements with the institution. Investors wishing to purchase shares of a Fund should contact their account representatives.

         Shares of each Fund are sold at net asset value per share next determined on that day after receipt of a purchase order. Purchase orders by an institution for Class K shares must be received by the Distributor or the Transfer Agent before the close of regular trading hours (currently 4:00 p.m. New York City time) on the New York Stock Exchange (the "Exchange"), on any Business Day (as defined below). Payment for such shares must be made by institutions in Federal funds or other funds immediately available to the Custodian no later than 4:00 p.m. (New York City time) on the next Business Day following the receipt of the purchase order.

         It is the responsibility of the institution to transmit orders for purchases by its customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to a Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from a Fund with respect to the investments of its customers as described below under "Management." Payments for Class K shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information see "In-Kind Purchases" in the Statement of Additional Information.

         Purchases may be effected on days on which the Exchange is open for business (a "Business Day"). The Trust reserves the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

         Neither the Trust, the Distributor nor the Transfer Agent will be responsible for the authenticity of telephone instructions for the purchase or redemption of shares where such instructions are reasonably believed to be genuine. Accordingly, the Institution will bear the risk of loss. The Trust will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized.

Redemption of Shares

         Redemption orders are effected at the net asset value per share next determined after receipt of the order. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Funds intend to pay cash for all shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Transfer Agent and to credit its Customers' accounts with the redemption proceeds on a timely basis. If the Transfer Agent receives a redemption order prior to 4:00 p.m. (New York City time), the redemption proceeds for shares of a Fund are normally wired to the redeeming institution the following Business Day. The Funds reserve the right to delay the wiring of redemption proceeds for up to seven days after receipt of a redemption order if, in the judgment of the Investment Advisor, an earlier payment could adversely affect a Fund.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid at least annually. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and capital gains are paid in the form of additional shares of the same class of a Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account.
         A Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Funds and their shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Trustees' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust that are not readily identifiable as belonging to a particular fund of the Trust are allocated among all funds of the Trust by or under the direction of the Board of Trustees in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

         Each Fund's net investment income and/or capital gains available for distribution to the holders of Class K shares will be reduced by the amount of service and distribution fees payable under the Class K Plan described below.

                                 NET ASSET VALUE

         Net asset value for Class K shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

         The net asset value per share of each Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         The Trust does not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                   MANAGEMENT

Board of Trustees

         The Trust is managed under the direction of its Board of Trustees. The Statement of Additional Information contains the name and background information of each Trustee.

Investment Advisor and Sub-Advisor

         Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1996, the Advisor and its affiliates had approximately $34 billion in assets under active management, of which $17 billion were invested in equity securities, $6 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         Subject to the supervision of the Board of Trustees of the Trust, the Advisor provides overall investment management for the Funds, provides research and credit analysis, oversees the purchases and sales of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         For the advisory services provided and expenses assumed with regard to the International Growth Fund and the Healthcare Fund, it, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.00% of each Fund's average daily net assets up to $250 million, reduced to .75% of each Fund's average daily net assets in excess of $250 million. For the advisory services provided and expenses assumed with regard to the Emerging Markets Fund, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.

         Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith. For its services with regard to the International Growth Fund and the Healthcare Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 0.50% of each Fund's average daily net assets up to $250 million, reduced to .375% of each Fund's average daily net assets in excess of $250 million. For its services with regard to the Emerging Markets Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to .625% of the Fund's average daily net assets.

         The Sub-Advisor is a subsidiary of Framlington Group plc, a public limited company incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. The Sub-Advisor and its affiliates serve as investment manager to various investment trusts organized in the United Kingdom, and provides fund management services to pension funds and charities. Framlington Group plc is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and [51%] by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

Performance of Equity Portfolios Managed by the Sub-Advisor

         Set forth below are certain performance data provided by the Sub-Advisor relating to unit trusts organized under the laws of the United Kingdom (referred to hereafter as the "trust accounts") which are managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Funds. See "Investment Objectives and Policies" and "Portfolio Instruments and Practices and Associated Risk Factors." In the case of Emerging Markets Fund, the data relates to a composite of the Framlington Emerging Markets Unit Trust and an institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies.

         The trust account performance indicates the aggregate percentage of change in unit price for the trust accounts, on the basis of data provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions and actual investment advisory fees and UK taxes but exclude the impact of sales loads, custodial fees and other administrative expenses that will be applicable to the corresponding Funds and will result in a higher expense ratio for the Funds. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated showing beginning and ending offer prices for periods ended September 30, 1996.

         Investors should not rely on the following performance data of the Sub-Advisor's unit trust clients' accounts as an indication of future performance of the Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                        Period Ended              Framlington           MSCI World
                  September 30, 1996                   Health         Total Return
                              1 Year                   42.83%               14.20%
                             3 Years                  127.10%               41.89%
                             5 Years                  150.47%               70.80%
                        Inception on
                         May 1, 1987                  437.60%              112.37%


Performance for the Health trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK
Tax and annual management fees.  Source:  Micropal.

MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes.  Source:  Datastream.

                        Period Ended               Framlington             MSCI World
                  September 30, 1996             International           Total Return
                                                        Growth
                              1 Year                    11.06%                 14.20%
                             3 Years                    33.68%                 41.89%
                             5 Years                    62.79%                 70.80%
                            10 Years                   208.86%                188.38%


Performance for the International Growth trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK Tax and annual management fees.  Source:  Micropal.

MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes.  Source:  Datastream.

                        Period Ended      Framlington Emerging             MSCI WORLD
                  September 30, 1996         Markets Composite*          Total Return
                              1 Year                     3.46%                  4.84%
                             3 Years                    30.91%                 30.51%
                        Inception on
                   December 31, 1992                    67.57%                 62.33%

* The Framlington Emerging Markets Composite is an equal weighted composite of the Framlington Emerging Markets Unit Trust and a Canadian based institutional portfolio. The Framlington Emerging Markets Fund portion of the composite is calculated on an offer-offer basis US
         Dollar adjusted total return net of UK Tax and annual management fees, but not initial charges. The Canadian Institutional fund is measured by the World Markets Company on a gross total return basis and on the gross tax basis of a Canadian domiciled pension fund. The returns have been adjusted to show a return net of the management fee charged the Canadian Institutional fund.

         The inception of the Canadian institutional fund is November 1, 1994.

MSCI Indices

         The MSCI World index used is maintained by Morgan Stanley Capital International and seeks to cover the largest 65% of companies in countries in the developed world. The companies covered are adjusted for cross ownership and the index is balanced to show a true market representation of the sectors covered in the underlying markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.

         The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.

Portfolio Managers

         Simon Key, Chief Investment Officer of the Sub-Advisor, is the primary portfolio manager for the Emerging Markets Fund. Mr. Key heads the asset allocation committee of the Sub-Advisor, and is responsible for overall asset allocation strategy. Prior to joining Framlington in 1989, Mr. Key was with the Bank of England as economist and deputy head of the European team. He graduated from the University of East Anglia with a BA in economics and philosophy, and went on to complete a MSc in economics at the University of London.

     Antony Milford, Head of the Specialist Desk for the Sub-Advisor, is the primary portfolio manager for the Healthcare Fund. Mr. Milford is a member of the Sub-Advisor's asset allocation committee and has been managing funds for Framlington since 1971, covering most geographic regions. Mr. Milford has managed a healthcare portfolio for the Sub-Advisor since 1989. He graduated from Oxford with a Classics degree.

         The International Growth Fund is managed by a committee of professional portfolio managers of the Sub-Advisor.

Administrator, Custodian and Transfer Agent

         First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Trust. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Trust in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

         First Data also serves as the Trust's transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

         As compensation for these services, the Administrator is entitled to receive fees, computed daily and payable monthly, at the rate of .10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. The Transfer Agent is entitled to receive fees, based on the aggregate average daily net assets of the Funds, computed daily and payable monthly at the rate of [.02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion]. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

         Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor, for which the custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

         For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

Shareholder Servicing Arrangements

         The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K shares are sold through institutions which enter into shareholder servicing agreements with the Trust. The agreements require the institutions to provide shareholder services to their customers ("Customers") who from time to time own of record or beneficially Class K shares in return for payment by each Fund at a rate not exceeding .25% (on an annualized basis) of the average daily net asset value of the Class K shares beneficially owned by the Customers. Class K shares bear all fees paid to institutions under the Class K Plan.

         The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from a Fund on behalf of Customers; providing information periodically to Customers showing their positions in Class K shares; providing sub-accounting with respect to Class K shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquiries from Customers concerning their investment in Class K shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

         The Trust understands that institutions may charge fees to their Customers who are the owners of Class K shares of the Funds in connection with their Customer accounts. These fees would be in addition to any amounts which may be received by an institution under its agreements with the Trust. The agreements require an institution to disclose to its Customers any compensation payable to the institution by a Fund and any other compensation payable by the Customers in connection with the investment of their assets in Class K shares. Customers of institutions should read this Prospectus in light of the terms governing their accounts with their institutions. Conflict of interest restrictions may apply to the receipt by institutions of compensation from the Distributor with respect to the investment of fiduciary assets in Class K shares.

         Payments under the Class K Plan are not tied exclusively to the shareholder service expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred. The Trust's Board of Trustees evaluates the appropriateness of the Class K Plan and its payment terms on a periodic basis.

                                      TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.) The dividends received deduction for corporations will apply to such distributions by the Funds to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year and if other applicable tax requirements are met.

         Substantially all of the Funds' net realized long-term capital gains, if any, will be distributed at least annually. The Funds will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

         A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

         Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         On an annual basis, the Trust will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Funds.

Taxes - Foreign Investments

         Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected that the Funds will be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled
(a) to credit their proportionate amount of such taxes against their U.S. Federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified election fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

                              DESCRIPTION OF SHARES

         Each Fund operates as one series of the Trust. The Trust was organized as a Massachusetts business trust on October __, 1996 and is also registered under the 1940 Act as an open-end management investment company. The Trust's declaration of trust authorize the Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Trustees have authorized the issuance of shares of beneficial interest representing interests in the Funds, each of which is classified as a diversified investment company under the 1940 Act.

         The shares of the Funds are offered as five separate classes of shares of beneficial interest, $.01 par value per share, designated Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares. All shares of a Fund represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses, and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Shares of each Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Trust at (800) 438-5789 for more information concerning other classes of shares of the Funds. This Prospectus relates only to the Class K shares of the Funds.

         The Trust's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In addition, shareholders of a Fund will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the holders of a particular class of shares. The Trust is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Trust. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

Reports to Shareholders

         The Trust will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Trust at (800) 438-5789.

                                   PERFORMANCE

         From time to time, the Funds may quote performance data for Class K shares in advertisements or in communications to shareholders. The total return of a class of shares in a Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return of a Fund reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

         [The yield of a class of shares in a Fund is computed based on the net income of such class in the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Fund's yield for a class of shares is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.]

         A Fund may compare the performance of its shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in a Fund.

         Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in a Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield and performance.

         Quotations of total return for Class K shares will reflect the fees for certain shareholders services described in this Prospectus.

                       THE MUNDER FRAMLINGTON FUNDS TRUST

                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

PROSPECTUS

Class Y Shares

         The Munder Framlington Funds Trust (the "Trust") is an open-end investment company (a mutual fund) that currently offers a selection of investment portfolios. This Prospectus describes the Class Y shares of the investment portfolios offered by the Trust (the "Funds"):

                  Munder Framlington International Growth Fund
                  Munder Framlington Emerging Markets Fund
                  Munder Framlington Healthcare Fund

         Munder Capital  Management (the "Advisor") serves as investment advisor
to  the  Funds.   Framlington   Overseas  Investment   Management  Limited  (the
"Sub-Advisor") serves as sub-advisor to the Funds.

         This prospectus contains the information that a prospective investor should know before investing in the Funds. Investors are encouraged to read this Prospectus and retain it for future reference. A Statement of Additional Information dated ______, 1997, as amended or supplemented from time to time, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained free of charge by calling the Trust at (800) 438-5789. In addition, the SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Funds.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is ____________, 1996

                                TABLE OF CONTENTS
                                                                      Page

EXPENSE TABLE                                                         3

THE TRUST                                                             4

INVESTMENT OBJECTIVES AND POLICIES                                    4
         International Growth Fund                                    4
         Emerging Markets Fund                                        5
         Healthcare Fund                                              5
         Information Regarding All Funds                              6

PORTFOLIO INSTRUMENTS AND PRACTICES AND
                            ASSOCIATED RISK FACTORS                   6

INVESTMENT LIMITATIONS                                                16

PURCHASE AND REDEMPTION OF SHARES                                     17
         Purchase of Shares                                           17
         Automatic Investment Plan ("AIP")                            19
         Redemption of Shares                                         19
         Exchanges                                                    19

DIVIDENDS AND DISTRIBUTIONS                                           20

NET ASSET VALUE                                                       21

MANAGEMENT                                                            22
         Board of Trustees                                            22
         Investment Advisor and Sub-Advisor                           22
         Portfolio Managers                                           26
         Administrator, Custodian and Transfer Agent                  26

TAXES                                                                 27
         Taxes - Foreign Investments                                  29

DESCRIPTION OF SHARES                                                 29
         Reports to Shareholders                                      30

PERFORMANCE                                                           30

         No person has been authorized to give any information, or to make any representations not contained in this Prospectus, or in the Funds' Statement of Additional Information incorporated herein by reference, in connection with the offering made by this Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or Funds Distributor, Inc. (the "Distributor"). This Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

         EXPENSE TABLE

         The following table sets forth certain costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class Y shares of the Funds based on estimated operating expenses for the current fiscal year. Class Y shares are sold without an initial or contingent deferred sales change to fiduciary and discretionary accounts of institutions, "institutional investors" (as defined herein), directors, trustees, officers and employees of the Trust, The Munder Funds, Inc., The Munder Funds Trust, The Advisor and the Distributor, the Advisor's investment advisory clients and family members of employees of the Advisor.

                                          International Growth     Emerging Markets Fund            Healthcare Fund
                                          Fund
Annual operating expenses (as a
percentage of average net assets)
Advisory fees                                            1.00%                     1.25%                      1.00%
Other Expenses                                            ___%                      ___%                       ___%
Total Fund Operating Expenses                             ___%                      ___%                       ___%


         "Other expenses" in the above table include administrator fees, custodial fees, legal and accounting fees, printing costs, registration fees, fees for any portfolio valuation service, the cost of regulatory compliance, the costs of maintaining the Fund's legal existence and the costs involved with communicating with shareholders. With respect to each Fund, the amount of "Other expenses" is based on estimated expenses and projected assets for the current fiscal year. See "Management" in this Prospectus for a further description of the Funds' operating expenses and the nature of the services for which the Funds are obligated to pay advisory fees. Any fees charged by institutions directly to customer accounts for services provided in connection with investments in shares of the Funds are in addition to the expenses shown in the above Expense Table and the Example shown below.

Example

         The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Funds. These amounts are based on payment by the Funds of operating expenses at the levels set forth in the above table, and are also based on the following assumptions:

         An investor would pay the following expenses on a $1,000 investment, assuming (1) a hypothetical 5% annual return and (2) redemption at the end of the following time periods:

                                            1 Year   3 Years

International Growth Fund                   $____    $____
Emerging Markets Fund                       $____    $____
Healthcare Fund                             $____    $____

         The foregoing Expense Table and Example are intended to assist investors in understanding the various shareholder transaction expenses and operating expenses of the Funds that investors bear either directly or indirectly.

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE INVESTMENT RETURN OR OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

                                    THE TRUST

         Each of the Funds is a series of shares issued by the Trust, an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts on October 30, 1996 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

                       INVESTMENT OBJECTIVES AND POLICIES

         This Prospectus describes the following Funds offered by the Trust: the Munder Framlington International Growth Fund ("International Growth Fund"), the Munder Framlington Emerging Markets Fund ("Emerging Markets Fund"), and the Munder Framlington Healthcare Fund ("Healthcare Fund"). Purchasing shares of any Fund should not be considered a complete investment program, but an important segment of a well-diversified investment program.

International Growth Fund

         The investment objective of International Growth Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve its objective through worldwide investment in equity securities of companies which, in the opinion of the Sub-Advisor, show above-average profitability, management quality and growth.

         The Fund may invest in the securities of issuers located in countries which include, but are not limited to, the following: Argentina, Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Korea, Luxembourg, Malaysia, Mexico, The Netherlands, New Zealand, Norway, Peru, The Philippines, Poland, Portugal, Russia, Singapore, South Africa, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey and The United Kingdom.

         Under normal market conditions, at least 65% of the Fund's total assets will be invested in the equity securities of foreign issuers and such issuers will be located in at least three foreign countries.

Emerging Markets Fund

         The investment objective of Emerging Markets Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investing primarily in equity securities (as defined below) of issuers in emerging market countries. The Fund considers countries having emerging markets to be all countries that are generally considered to be emerging or developing countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as emerging. Currently, the countries not in this category include Ireland, Spain, New Zealand, Australia, the United Kingdom, Italy, the Netherlands, Belgium, Austria, France, Canada, Germany, Denmark, the United States, Sweden, Finland, Norway, Japan, Iceland, Luxembourg and Switzerland. A company will be deemed to be in an emerging market country if (i) the company is organized under the laws of, and has a principal office in, an emerging market country; (ii) the principal trading market for the company's equity securities is in an emerging market country; or (iii) the company derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, in an emerging market country, or has at least 50% of its assets situated in an emerging market country. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of issuers in emerging market countries. Determinations as to eligibility will be made by the Sub-Advisor based on publicly available information and inquiries made to the companies.

Healthcare Fund

         The investment objective of the Healthcare Fund is to provide shareholders with long-term capital appreciation. The Fund seeks to achieve this objective through investment in companies providing healthcare and medical services and products worldwide. The Fund will invest in producers of pharmaceuticals, biotechnology firms, medical device and instrument manufacturers, distributors of healthcare products, care providers and managers and other healthcare services companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in healthcare companies as described above. The Sub-Advisor considers healthcare companies to include companies in which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

Information Regarding All Funds

         Each Fund may also lend its portfolio securities and borrow money for investment purposes (i.e., "leverage" its portfolio). In addition, each Fund may enter into transactions in options on securities, securities indices and foreign currencies, forward foreign currency contracts, and futures contracts and related options. When deemed appropriate by the Sub-Advisor, a Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes. These investment techniques are described below and under the heading "Investment Objectives and Policies" in the Statement of Additional Information.

     When the Sub-Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country. See "Portfolio Instruments and Practices and Associated Risk Factors -- Liquidity Management."

                     PORTFOLIO INSTRUMENTS AND PRACTICES AND
                             ASSOCIATED RISK FACTORS

         Investment strategies that are available to the Funds are set forth below. Additional information concerning certain of these strategies and their related risks is contained in the Statement of Additional Information.

         EQUITY SECURITIES. "Equity securities," as used in this Prospectus, refers to common stock, preferred stock, warrants or rights to subscribe to or purchase such securities [and sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts").] Securities considered for purchase by the Funds may be listed or unlisted, and may be issued by companies with various levels of market capitalization.

         Each Fund may invest up to 5% of its net assets at the time of purchase in warrants and similar rights (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. In addition, each Fund may invest in convertible bonds and convertible preferred stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Although a Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Ratings Service, a division of McGraw Hill Companies Inc. ("S&P") or Moody's Investors Service, Inc. ("Moody's"), it is expected that investments in lower-rated convertible securities will not exceed 10% of the value of the total assets of a Fund at the time of purchase. These high yield, high risk securities are commonly referred to as junk bonds. Securities that are rated Ba by Moody's or BB by S&P have speculative characteristics with respect to the capacity to pay interest and repay principal. Securities that are rated B generally lack characteristics of a desirable investment, and assurance of interest and principal payments over any long period of time may be small. Securities that are rated Caa or CCC are of poor standing. These issues may be in default or present elements of danger that may exist with respect to principal or interest. In light of the risks, the Sub-Advisor, in evaluating the creditworthiness of an issue, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the ability of the issuer's management and regulatory matters. To the extent a Fund purchases convertibles rated below investment grade or convertibles that are not rated, a greater risk exists as to the timely repayment of the principal of, and the timely payment of interest or dividends on, such securities. Particular risks include (a) the sensitivity of such securities to interest rate and economic changes, (b) the lower payments, (c) the relatively low trading market liquidity for the securities, (d) the impact that legislation may have on the market for these securities (and, in turn, on a Fund's net asset value) and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would negatively affect their ability to meet their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated convertible securities and negatively affect the value of outstanding securities and the ability of the issuers to repay principal and interest. If the issuer of a convertible security held by a Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not they are based on fundamental analysis, could also decrease the values and liquidity of lower-rated convertible securities held by a Fund, especially in a thinly traded market.

         FOREIGN SECURITIES. Each Fund may invest in the securities of foreign issuers. There are certain risks and costs involved in investing in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in U.S. investments. These considerations generally are more of a concern in emerging market countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in emerging market countries therefore may be subject to potentially higher risks than investments in developed countries.

         Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, and political instability. Future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely a Fund's investment in foreign obligations. Additionally, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements, and to different accounting, auditing and recordkeeping requirements. A Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts. Also, some countries may withhold portions of income and dividends at the source.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registrations and/or approval in some emerging market countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registrations or approval for such repatriation.

         Further, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed by the counties with which they trade.

         In many emerging market countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

         Although the Funds may invest in securities denominated in foreign currencies, portfolio securities and other assets held by the Funds are valued in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as with price changes of its portfolio securities in the various local markets and currencies. In addition to favorable and unfavorable currency exchange-rate developments, the Funds are subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.

         Investments in foreign securities may be in the form of Depositary Receipts. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in United States securities markets, and EDRs, in bearer form, are designed for use in the European securities markets.

         DEPOSITARY RECEIPTS. ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above. For purposes of the Funds' investment policies, a Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

         CONCENTRATION IN THE HEALTHCARE INDUSTRIES. Healthcare Fund generally intends to invest at least 65% of its total assets in securities of companies in the healthcare industries. These industries are characterized by rapidly changing technology and extensive government regulation. In particular, technological advances can render existing products obsolete, and obtaining governmental approval for new products from regulatory authorities can be lengthy, expensive and uncertain as to outcome. Healthcare companies also can be highly dependent on the strength of patents for maintenance of profit margins and market exclusivity. Moreover, cost containment measures implemented by governmental authorities have adversely affected certain healthcare industries. While an industry concentration may increase the risk and volatility of an investment company's portfolio, Healthcare Fund will endeavor to reduce risk by having a portfolio of investments that is diversified within its stated objective and policies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in an effort to reduce the level of volatility caused by changes in foreign currency exchange rates. The Funds may not enter into these contracts for speculative purposes. A forward currency exchange contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of contract. A Fund will segregate cash or liquid securities to cover its obligation to purchase foreign currency under a forward foreign currency contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such currency increase. A Fund will not enter into forward foreign currency exchange contracts if as a result, the Fund will have more than 20% of its total assets committed to consummation of such forward foreign currency exchange contracts.

         FUTURES CONTRACTS AND OPTIONS. The Funds may invest in futures contracts and options on futures contracts for hedging purposes or to maintain liquidity. However, a Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of a bond or securities index. When interest rates are rising, futures contracts can offset a decline in value of the Fund's portfolio securities. When rates are falling, these contracts can secure higher yields for securities the Fund intends to purchase.

         The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with a Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable requirements of the SEC.

         In addition, the Funds may write covered call options, buy put options, buy call options and write secured put options on particular securities or various stock indices. Options trading is a highly specialized activity which entails greater than ordinary investment risks. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a stock index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

         The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) inability to close out certain hedged positions to avoid adverse tax consequences; (5) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (6) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (7) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave a Fund worse off than if it had not entered into the position. For a further discussion, see "Fund Investments" and the Appendix in the Statement of Additional Information.

         When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid debt securities or certain portfolio securities to "cover" the Fund's position. Assets segregated or set aside generally may not be disposed of so long as a Fund maintains the positions requiring segregation or cover. Segregating assets could diminish a Fund's return due to the opportunity losses of foregoing other potential investments with the segregated assets.

         The Funds are not commodity pools, and all futures transactions engaged in by a Fund must constitute bona fide hedging or other permissible transactions in accordance with the rules and regulations promulgated by the Commodity Futures Trading Commission. Successful use of futures and options is subject to special risk considerations.

         For  a  further   discussion  see   "Additional   Information  on  Fund
Investments" and the Appendix to the Statement of Additional Information.

         REPURCHASE AGREEMENTS. The Funds may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with which a Fund may enter into repurchase agreements include member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer which is recognized as a reporting government securities dealer. The Advisor and/or Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

         REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         INVESTMENT COMPANY SECURITIES. In connection with the management of daily cash positions, the Funds may invest in securities issued by other investment companies which invest in short-term debt securities and which seek to maintain a $1.00 net asset value per share (i.e., "money market funds"). International Growth Fund and Emerging Markets Fund may also purchase shares of investment companies investing primarily in foreign securities, including so called "country funds." It is each Fund's policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Sub-Advisor, the Administrator, the Custodian, the Distributor or their affiliates. Securities of other investment companies will be acquired within limits prescribed by the 1940 Act. These limitations, among other matters, restrict investments in securities of other investment companies to no more than 10% of the value of a Fund's total assets, with no more than 5% invested in the securities of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses a Fund bears directly in connection with its own operations.

         LIQUIDITY MANAGEMENT. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if the Sub-Advisor determines that market conditions warrant, the Funds may also invest without limitation in short-term U.S. Government obligations, high quality money market instruments, variable and floating rate instruments and repurchase agreements as described above.

         High quality money market instruments may include commercial paper, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer. The Funds may also purchase U.S. dollar-denominated bank obligations, such as certificates of deposit, bankers' acceptances and interest-bearing savings and time deposits, issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Short-term obligations purchased by the Funds will either have short-term debt ratings at the time of purchase in the top two categories by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or be issued by issuers with such ratings. Unrated instruments purchased by a Fund will be of comparable quality as determined by the Sub-Advisor.

         ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets (determined at time of acquisition) in securities which are illiquid. Illiquid securities would generally include repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

         The Funds may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper"). The Funds may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A securities").
Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors which agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the
Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Fund's limitation on investment in illiquid securities. The Advisor and/or Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Trust's Board of Trustees.

     U.S. GOVERNMENT OBLIGATIONS. The Funds may purchase obligations issued or guaranteed the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         BORROWING. Each Fund is authorized to borrow money in amounts up to 5% of the value of the Fund's total assets at the time of such borrowing for temporary purposes. However, a Fund is authorized to borrow money in amounts up to 33 1/3% of its assets, as permitted by the 1940 Act, for the purpose of meeting redemption requests. Borrowing by a Fund creates an opportunity for greater total return but, at the same time, increases exposure to capital risk. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on the borrowed funds. However, a Fund will not purchase portfolio securities while borrowings exceed 5% of the Fund's total assets. For more detailed information with respect to the risks associated with borrowing, see the heading "Borrowing" in the Statement of Additional Information.

         LENDING OF PORTFOLIO SECURITIES. To enhance the return of the portfolio, a Fund may lend securities in its portfolio representing up to 25% of its total assets, taken at market value, to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

         PORTFOLIO TRANSACTIONS AND TURNOVER. All orders for the purchase or sale of securities on behalf of the Funds are placed by the Sub-Advisor with broker/dealers that the Sub-Advisor selects. A high portfolio turnover rate involves larger brokerage commission expenses or transaction costs which must be borne directly by the Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. The Sub-Advisor will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with a Fund's objective and policies. It is anticipated that each Fund's annual portfolio turnover rate will range from 50% to 150%.

                             INVESTMENT LIMITATIONS

         Each Fund's investment objective and policies may be changed by the Trust's Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least thirty days in advance of any such material change, except where advance notice is not required. No assurance can be given that any Fund will achieve its investment objective.

         Each Fund has also adopted certain fundamental investment limitations that may be changed only with the approval of a "majority of the outstanding shares of the Fund" (as defined in the Statement of Additional Information). The following descriptions summarize several of the Funds' fundamental investment policies, which are set forth in full in the Statement of Additional Information.

         A Fund may not:

                  (1) purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

                  (2) invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare Fund will invest more than 25% of its total assets in securities of issues conducting their principal business activities in the healthcare industry; and

                  (3) borrow money except for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's
                  total   assets,   the  Fund  will  not  make  any   additional
                  investments.

         These investment limitations are applied at the time investment securities are purchased.

                        PURCHASE AND REDEMPTION OF SHARES

         Shares of each Fund are sold on a continuous basis by the Distributor. The Distributor is a registered broker/dealer with principal offices at 60 State Street, Boston, Massachusetts 02109.

Purchase of Shares

         Class Y shares of the Funds are sold without an initial or contingent sales charge to fiduciary and discretionary accounts of institutions, "institutional investors," directors, trustees, officers and employees of the Trust, The Munder Funds, Inc., The Munder Funds Trust, the Investment Advisor, the Distributor and the Investment Advisor's investment advisory clients and family members of the Advisor's employees. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers; and broker-dealers acting for their own accounts or for the accounts of such institutional investors. A minimum initial investment of $500,000 for Class Y shares of a Fund is required for fiduciary and discretionary accounts of institutions and institutional investors.

         Shares of each Fund are sold at net asset value per share next determined on that day after receipt of a purchase order. Purchase orders by an institution for Class Y shares must be received by the Distributor or the Transfer Agent before the close of regular trading hours (currently 4:00 p.m. New York City time) on the New York Stock Exchange (the "Exchange"), on any Business Day (as defined below). Payment for such shares must be made by institutions in Federal funds or other funds immediately available to the Custodian no later than 4:00 p.m. (New York City time) on the next Business Day following the receipt of the purchase order.

         It is the responsibility of the institution to transmit orders for purchases by its customers and to deliver required funds on a timely basis. If funds are not received within the periods described above, the order will be canceled, notice thereof will be given, and the institution will be responsible for any loss to a Fund or its shareholders. Institutions may charge certain account fees depending on the type of account the investor has established with the institution. In addition, an institution may receive fees from a Fund with respect to the investments of its customers as described below under "Management." Payments for Class Y shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund. For further information see "In-Kind Purchases" in the Statement of Additional Information.

         Purchases may be effected on days on which the Exchange is open for business (a "Business Day"). The Trust reserves the right to reject any purchase order. Payment for orders which are not received or accepted will be returned after prompt inquiry. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

         Neither the Trust, the Distributor nor the Transfer Agent will be responsible for the authenticity of telephone instructions for the purchase or redemption of shares where such instructions are reasonably believed to be genuine. Accordingly, the Institution will bear the risk of loss. The Trust will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. To the extent that the Trust fails to use reasonable procedures to verify the genuineness of telephone instructions, it or its service providers may be liable for such instructions that prove to be fraudulent or unauthorized. Automatic Investment Plan ("AIP")

         An investor in Class Y shares of a Fund may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account by completing the AIP Application Form. The minimum pre-authorized investment is $50.

Redemption of Shares

         Redemption orders are effected at the net asset value per share next determined after receipt of the order. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution. The Funds intend to pay cash for all shares redeemed, but in unusual circumstances may make payment wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, an investor may incur brokerage costs in converting such securities to cash.

         Share balances may be redeemed pursuant to arrangements between institutions and investors. It is the responsibility of an institution to transmit redemption orders to the Transfer Agent and to credit its Customers' accounts with the redemption proceeds on a timely basis. If the Transfer Agent receives a redemption order prior to 4:00 p.m. (New York City time), the redemption proceeds for shares of a Fund are normally wired to the redeeming institution the following Business Day. The Funds reserve the right to delay the wiring of redemption proceeds for up to seven days after receipt of a redemption order if, in the judgment of the Investment Advisor, an earlier payment could adversely affect a Fund.

Exchanges

         Class Y shares of a Fund may be exchanged for Class Y shares of other funds of the Trust, The Munder Funds, Inc. and The Munder Funds Trust, based on their respective net asset values, without the imposition of any sales charges.

     Any shares involved in an exchange must satisfy the requirements relating to the minimum initial investment in an investment portfolio of the Trust, The Munder Funds, Inc. or The Munder Funds Trust, and the shares involved must be legally available for sale in the state of the investor's residence. For Federal income tax purposes, a share exchange is a taxable event and, accordingly, a capital gain or loss may be realized. Before making an exchange request, shareholders should consult a tax or other financial advisor and should consider the investment objective, policies and restrictions of the investment portfolio into which the shareholder is making an exchange, as set forth in the applicable prospectus. Certain brokers may charge a fee for handling exchanges.

         The Trust reserves the right to modify or terminate the exchange privilege at any time. Notice will be given to shareholders of any material modifications, except where notice is not required.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund expects to pay dividends and distributions from the net income and capital gains, if any, earned on investments held by the Fund. Dividends from net income are declared and paid at least annually. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually. Dividends and capital gains are paid in the form of additional shares of the same class of a Fund unless a shareholder requests that dividends and capital gains be paid in cash. In the absence of this request on the Account Application Form or in a subsequent request, each purchase of shares is made on the understanding that the Transfer Agent is automatically appointed to receive the dividends upon all shares in the shareholder's account and to reinvest them in full and fractional shares of the same class of the Fund at the net asset value in effect at the close of business on the reinvestment date. Dividends are automatically paid in cash (along with any redemption proceeds) not later than seven business days after a shareholder closes an account.

         A Fund's expenses are deducted from the income of the Fund before dividends are declared and paid. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Trustees; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Funds and their shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and Trustees' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust that are not readily identifiable as belonging to a particular fund of the Trust are allocated among all funds of the Trust by or under the direction of the Board of Trustees in a manner that the Board determines to be fair and equitable. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear expenses in connection with the performance of their services, and each Fund bears the expenses incurred in its operations. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                 NET ASSET VALUE

         Net asset value for Class Y shares in a Fund is calculated by dividing the value of all securities and other assets belonging to the Fund allocable to that class, less the liabilities charged to that class, by the number of outstanding shares of that class.

         The net asset value per share of each Fund for the purpose of pricing purchase and redemption orders is determined as of the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. Securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last sale price on such exchange or market as of the close of business on the date of valuation. Securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges, other than the London Stock Exchange, are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Trustees. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

         The Trust does not accept purchase and redemption orders on days on which the New York Stock Exchange is closed. The New York Stock Exchange is currently scheduled to be closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                                   MANAGEMENT

Board of Trustees

         The Trust is managed under the direction of its Board of Trustees. The Statement of Additional Information contains the name and background information of each Trustee.

Investment Advisor and Sub-Advisor

         Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009, serves as the Funds' investment advisor. The Advisor was formed in December 1994. The principal partners of the Advisor are Old MCM, Inc. ("MCM"), Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). MCM was founded in February 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1996, the Advisor and its affiliates had approximately $34 billion in assets under active management, of which $17 billion were invested in equity securities, $6 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

         Subject to the supervision of the Board of Trustees of the Trust, the Advisor provides overall investment management for the Funds, provides research and credit analysis, oversees the purchases and sales of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         For the advisory services provided and expenses assumed with regard to the International Growth Fund and the Healthcare Fund, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.00% of each Fund's average daily net assets up to $250 million, reduced to .75% of each Fund's average daily net assets in excess of $250 million. For the advisory services provided and expenses assumed with regard to the Emerging Markets Fund, the Advisor has agreed to a fee, computed daily and payable monthly, at an annual rate of 1.25% of the Fund's average daily net assets.

         The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. Such payments are made out of the Advisor's own resources and do not involve additional costs to the Funds or their shareholders.

         Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Funds. Subject to the supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith. For its services with regard to the International Fund and the Healthcare Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 0.50% of each Fund's average daily net assets up to $250 million, reduced to .375% of each Fund's average daily net assets in excess of $250 million. For its services with regard to the Emerging Markets Fund, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to .625% of the Fund's average daily net assets.

         The Sub-Advisor is a subsidiary of Framlington Group plc, a public limited company incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. The Sub-Advisor and its affiliates serve as investment manager to various investment trusts organized in the United Kingdom, and provides fund management services to pension funds and charities. Framlington Group plc is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

Performance of Equity Portfolios Managed by the Sub-Advisor

         Set forth below are certain performance data provided by the Sub-Advisor relating to unit trusts organized under the laws of the United Kingdom (referred to hereafter as the "trust accounts") which are managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Funds. See "Investment Objectives and Policies" and "Portfolio Instruments and Practices and Associated Risk Factors." In the case of Emerging Markets Fund, the data relates to a composite of the Framlington Emerging Markets Unit Trust and an institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies.

         The trust account performance indicates the aggregate percentage of change in unit price for the trust accounts, on the basis of data provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions and actual investment advisory fees and UK taxes but exclude the impact of sales loads, custodial fees and other administrative expenses that will be applicable to the corresponding Funds and will result in a higher expense ratio for the Funds. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated showing beginning and ending offer prices for periods ended September 30, 1996.

         Investors should not rely on the following performance data of the Sub-Advisor's unit trust clients' accounts as an indication of future performance of the Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the 1940 Act and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                Period Ended                                    MSCI World
                          September 30, 1996       Framlington Health         Total Return
                                      1 Year                   42.83%               14.20%
                                     3 Years                  127.10%               41.89%
                                     5 Years                  150.47%               70.80%
                                Inception on
                                 May 1, 1987                  437.60%              112.37%

Performance for the Health trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK
Tax and annual management fees.  Source:  Micropal.

MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes.  Source:  Datastream.

                                                         Framlington
                               Period Ended            International          MSCI World
                         September 30, 1996                   Growth        Total Return
                                     1 Year                   11.06%              14.20%
                                    3 Years                   33.68%              41.89%
                                    5 Years                   62.79%              70.80%
                                   10 Years                  208.86%             188.38%

Performance for the International Growth trust account is calculated on an offer-offer basis; US Dollar adjusted total return net of UK Tax and annual management fees.  Source:  Micropal.

MSCI World index performance shows total return in US Dollars but does not reflect the deduction of fees, expenses and taxes.  Source:  Datastream.

                              Period Ended      Framlington Emerging          MSCI WORLD
                        September 30, 1996         Markets Composite*       Total Return
                                    1 Year                     3.46%               4.84%
                                   3 Years                    30.91%              30.51%
                              Inception on
                         December 31, 1992                    67.57%              62.33%

* The Framlington Emerging Markets Composite is an equal weighted composite of the Framlington Emerging Markets Unit Trust and a Canadian based institutional portfolio. The Framlington Emerging Markets Fund portion of the composite is calculated on an offer-offer basis US
         Dollar adjusted total return net of UK Tax and annual management fees, but not initial charges. The Canadian Institutional fund is measured by the World Markets Company on a gross total return basis and on the gross tax basis of a Canadian domiciled pension fund. The returns have been adjusted to show a return net of the management fee charged the Canadian Institutional fund.

         The inception of the Canadian institutional fund is November 1, 1994.

MSCI Indices

The MSCI World index used is maintained by Morgan Stanley Capital International and seeks to cover the largest 65% of companies in countries in the developed world. The companies covered are adjusted for cross ownership and the index is balanced to show a true market representation of the sectors covered in the underlying markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.

The MSCI Emerging Markets Index is maintained by Morgan Stanley Capital International and covers 26 emerging markets. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends. The index performance does not reflect the deduction of fees, expenses and taxes.

Portfolio Managers

         Simon Key, Chief Investment Officer of the Sub-Advisor, is the primary portfolio manager for the Emerging Markets Fund. Mr. Key heads the asset allocation committee of the Sub-Advisor, and is responsible for overall asset allocation strategy. Prior to joining Framlington in 1989, Mr. Key was with the Bank of England as economist and deputy head of the European team. He graduated from the University of East Anglia with a BA in economics and philosophy, and went on to complete a MSc in economics at the University of London.

     Antony Milford, Head of the Specialist Desk for the Sub-Advisor, is the primary portfolio manager for the Healthcare Fund. Mr. Milford is a member of the Sub-Advisor's asset allocation committee and has been managing funds for Framlington since 1971, covering most geographic regions. Mr. Milford has managed a healthcare portfolio for the Sub-Advisor since 1989. He graduated from Oxford with a Classics degree.

         The International Growth Fund is managed by a committee of professional portfolio managers of the Sub-Advisor.

Administrator, Custodian and Transfer Agent

         First Data Investor Services Group, Inc. ("First Data"), whose principal business address is 53 State Street, Boston, Massachusetts 02109 (the "Administrator"), serves as administrator for the Trust. First Data is a wholly-owned subsidiary of First Data Corporation. The Administrator generally assists the Trust in all aspects of its administration and operations, including the maintenance of financial records and fund accounting.

         First Data also serves as the Trust's transfer agent and dividend disbursing agent ("Transfer Agent"). Shareholder inquiries may be directed to First Data at P.O. Box 5130, Westborough, Massachusetts 01581-5130.

         As compensation for these services, the Administrator is entitled to receive fees, computed daily and payable monthly, at the rate of .10% of average daily net assets with a $60,000 minimum fee per annum in the aggregate for the Funds. The Transfer Agent is entitled to receive fees, based on the aggregate average daily net assets of the Funds, computed daily and payable monthly at the rate of [.02% of the first $2.8 billion of net assets, plus .015% of the next $2.2 billion of net assets, plus .01% of all net assets in excess of $5 billion]. The Administrator and Transfer Agent are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. The Administrator pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

         Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. As compensation for its services, the Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor, for which the custodian provides services, computed daily and payable monthly at an annual rate of .03% of the first $100 million of average daily net assets, .02% of the next $500 million of net assets and .01% of net assets in excess of $600 million. The Custodian also receives certain transaction based fees.

         For an additional description of the services performed by the Administrator, Transfer Agent and Custodian, see the Statement of Additional Information.

                                      TAXES

         Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

         Qualification as a regulated investment company under the Code for any taxable year requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income and 90% of its net tax-exempt interest income for such year. In general a Fund's investment company income will be its taxable income (including dividends, interest, and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each taxable year. Such distributions will be taxable as ordinary income to a Fund's shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or qualified retirement plan are deferred under the Code if applicable requirements are met.) The dividends received deduction for corporations will apply to such distributions by the Funds to the extent of the total qualifying dividends received by the distributing Fund from domestic corporations for the taxable year and if other applicable tax requirements are met.

         Substantially all of the Funds' net realized long-term capital gains, if any, will be distributed at least annually. The Funds will generally have no Federal income tax liability with respect to such gains, and the distributions will be taxable to shareholders who are not currently exempt from Federal income taxes as long-term capital gains, no matter how long the shareholders have held their shares.

         A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending upon the tax basis of the shares and their price at the time of the transaction.

         Dividends declared in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

         Before purchasing shares in the Funds, the impact of dividends or distributions which are expected to be declared or have been declared, but not paid, should be carefully considered. Any dividend or distribution declared shortly after a purchase of such shares prior to the record date will have the effect of reducing the per share net asset value by the per share amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, may be subject to tax.

         On an annual basis, the Trust will send written notices to record owners of shares regarding the Federal tax status of distributions made by the Funds.

Taxes - Foreign Investments

         Income or gain from investments in foreign securities may be subject to foreign withholding or other taxes. It is expected that the Funds will be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% of the value of a Fund's total assets at the close of a taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. Federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and the shareholders would be entitled
(a) to credit their proportionate amount of such taxes against their U.S. Federal income tax liabilities subject to certain limitations described in the Statement of Additional Information, or (b) if they itemize their deductions, to deduct such proportionate amount from their U.S. income.

         If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as a "qualified election fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

                              DESCRIPTION OF SHARES

         Each Fund operates as one series of the Trust. The Trust was organized as a Massachusetts business trust on October __, 1996 and is also registered under the 1940 Act as an open-end management investment company. The Trust's declaration of trust authorize the Trustees to classify and reclassify any unissued shares into one or more classes of shares. Pursuant to such authority the Trustees have authorized the issuance of shares of beneficial interest representing interests in the Funds, each of which is classified as a diversified investment company under the 1940 Act.

         The shares of the Funds are offered as five separate classes of shares of beneficial interest, $.01 par value per share, designated Class A shares, Class B shares, Class C shares, Class K shares and Class Y shares. All shares of a Fund represent interests in the same assets of the Fund and are identical in all respects except that each class bears different service and distribution expenses and may bear various class-specific expenses, and each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Shares of each Fund issued are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. Investors may call the Trust at (800) 438-5789 for more information concerning other classes of shares of the Funds. This Prospectus relates only to the Class Y shares of the Funds.

         The Trust's shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held, and will vote in the aggregate and not by Fund, except where otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund. In addition, shareholders of a Fund will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the holders of a particular class of shares. The Trust is not required and does not currently intend to hold annual meetings of shareholders for the election of Board members except as required under the 1940 Act. A meeting of shareholders will be called upon the written request of at least 10% of the outstanding shares of the Trust. To the extent required by law, the Trust will assist in shareholder communications in connection with such a meeting. For further discussion of the voting rights of shareholders, see "Additional Information Concerning Shares" in the Statement of Additional Information.

Reports to Shareholders

         The Trust will seek to eliminate duplicate mailings of prospectuses and shareholders reports to accounts which have the same primary record owner, and with respect to joint tenant accounts or tenant in common accounts, accounts which have the same address. Additional copies of prospectuses and reports to shareholders are available upon request by calling the Trust at (800) 438-5789.

                                   PERFORMANCE

         From time to time, the Funds may quote performance data for Class Y shares in advertisements or in communications to shareholders. The total return of a class of shares in a Fund may be calculated on an average annual total return basis, and may also be calculated on an aggregate total return basis, for various periods. Average annual total return of a Fund reflects the average percentage change in value of an investment in a class of shares in the Fund from the beginning date of the measuring period to the end of the measuring period. Aggregate total return reflects the total percentage change in value over the measuring period. Both methods of calculating total return assume that dividends and capital gains distributions made during the period are reinvested in the same class of shares.

         [The yield of a class of shares in a Fund is computed based on the net income of such class in the Fund during a 30-day (or one month) period (which period will be identified in connection with the particular yield quotation). More specifically, a Fund's yield for a class of shares is computed by dividing the per share net income for the class during a 30-day (or one-month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis.]

         A Fund may compare the performance of its shares to the performance of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds, including, for example, Lipper Analytical Services, Inc., the Lehman Brothers Government/Corporate Bond Index, a recognized unmanaged index of government and corporate bonds, the Standard & Poor's 500 Index, an unmanaged index of a group of common stocks, the Consumer Price Index, or the Dow Jones Industrial Average, an unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange. Performance data as reported in national financial publications such as Morningstar, Inc., Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the performance of a class of shares in a Fund.

         Performance will fluctuate and any quotation of performance should not be considered as representative of future performance of a class of shares in a Fund. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a fund, portfolio maturity, operating expenses, and market conditions. Any fees charged by institutions directly to their customers' accounts in connection with investments in a Fund will not be included in calculations of yield and performance.

                       THE MUNDER FRAMLINGTON FUNDS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

         The Munder Framlington Funds Trust (the "Trust") is an open-end management investment company. Currently, the Trust offers three investment portfolios, Munder Framlington International Growth Fund, Munder Framlington Emerging Markets Fund, and Munder Framlington Healthcare Fund (each a "Fund", collectively, the "Funds"). The Funds' investment advisor is Munder Capital Management (the "Advisor"). Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor to the Funds.

         This Statement of Additional Information is intended to supplement the information provided to investors in the Funds' Prospectuses dated October __, 1996 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Trust's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectuses dated October __, 1996. The contents of this Statement of Additional Information are incorporated by reference in the Prospectuses in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated ______ __, 1996.

         Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investment in the Funds involves investment risks, including the possible loss of principal.

                                TABLE OF CONTENTS

                                                                            Page

General.................................................................     __
Fund Investments........................................................     __
Investment Limitations..................................................     __
Trustees and Officers...................................................     __
Investment Advisory, Sub-Advisory
     and Other Service Arrangements.....................................     __
Portfolio Transactions..................................................     __
Purchase and Redemption Information.....................................     __
Net Asset Value.........................................................     __
Performance Information.................................................     __
Taxes...................................................................     __
Additional Information Concerning Shares................................     __
Miscellaneous...........................................................     __
Registration Statement..................................................     __
Appendix................................................................     __

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

         The Trust was organized under the laws of the Commonwealth of Massachusetts on October __, 1996 and has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

     As stated in the Prospectuses, the investment advisor of the Funds is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

         The sub-advisor is Framlington Overseas Investment Management Limited (the "Sub-Advisor"). The Sub-Advisor is a subsidiary of Framlington Group plc, a public limited company incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group plc is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

                                FUND INVESTMENTS

         The following supplements the information contained in the Prospectuses concerning the investment objective and policies of the Funds. Each Fund's investment objective is a non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. There can be no assurance that any of the Funds will achieve its investment objective.

         Borrowing. Each Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires each Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of securities purchased with borrowed funds. Money borrowed will be subject to interest costs which may or may not be recovered by an appreciation of the securities purchased. The Funds may also be required to maintain a minimum average balance in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the Funds.

         Foreign Securities. The Funds may invest in securities of foreign issuers. Investments in foreign securities may be in the form of American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

         The Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Sub-Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Funds are authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.

         When entering into a contract for the purchase or sale of a security, the Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Funds may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Funds' securities denominated in such foreign currency. Similarly, when the obligations held by the Funds create a short position in a foreign currency, the Funds may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Funds will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of cash or liquid securities equal to the amount of the Funds' assets that could be required to consummate forward contracts will be established with the Trust's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Funds' price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         Futures Contracts and Related Options. The Funds currently expect that they may purchase and sell futures contracts on securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see the Appendix to this Statement of Additional Information.

         Investment Company Securities. The Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Funds currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of each Fund's total assets will be invested in the securities of any one investment company;
(ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. It is each Fund's policy not to invest in securities issued by other investment companies which pay asset-based fees to the Advisor, the Sub-Advisor the Administrator, the Custodian, the Distributor or their affiliates.

         Lending of Portfolio Securities. To enhance the return on its portfolio, each Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that each Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether a Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.

         Options. Each Fund may write covered call options, buy put options, buy call options and write secured put options in an amount not exceeding 5% of its net assets. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in writing the option contract. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         Each Fund may write options in connection with buy-and-write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

         Each Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if the portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the portfolio maintains with its Custodian cash or cash equivalents equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or cash equivalents in a segregated account with its custodian. Each Fund may also write call options that are not covered for cross-hedging purposes. Each Fund will limit its investment in uncovered put and call options purchased or written by the Fund to 5% of the Fund's total assets. Each Fund will write put options only if they are "secured" by cash or cash equivalents maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by a Fund expires unexercised the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         A Fund will not write covered call options against more than 30% of the value of the equity securities held in its portfolio.

         Repurchase Agreements. Each Fund may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Trust's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. Each Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Rights and Warrants. Each Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Each Fund will not invest more than 5% of its total assets, taken at market value, in warrants, or more than 2% of its total assets, taken at market value, in warrants not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to other securities are not subject to this restriction.

         Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. Each Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Sub-Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Sub-Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         Each Fund may purchase and write call and put options on stock or bond index futures contracts. A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, a Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, a Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. Each Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.]

         U.S. Government Obligations. Each Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by a Fund includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         Each Fund may not:

         1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

         2. invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare
                  Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in the healthcare industry);

         3. borrow money except for temporary purposes in amounts up to one-third the value of its total assets at the time of such borrowing. Whenever borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

         9. Make investments for the purpose of exercising control or management; or

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Trustees, provide that each Fund may not:

         1.       Invest more than 15% of its net assets in illiquid securities;

         2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

         3. Invest in other investment companies except as permitted under the 1940 Act.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                              TRUSTEES AND OFFICERS

         The trustees and executive officers of the Trust, and their business addresses and principal occupations during the past five years, are:

                                                                               Principal Occupation
Name, Address and Age                    Positions with Trust                  During Past Five Years

Charles W. Elliott 1/                    Chairman of the Board of Trustees     Senior Advisor to the President  -
3338 Bronson Boulevard                                                         Western Michigan University since
Kalamazoo, MI  490008                                                          July 1995; prior to that Executive
Age: 62                                                                        Vice President - Administration &
                                                                               Chief Financial Officer, Kellogg
                                                                               Company from January 1987 through
                                                                               June 1995; before that Price
                                                                               Waterhouse.  Board of Directors,
                                                                               Steelcase Financial Corporation.

John Rakolta, Jr.                        Trustee and Vice Chairman of the      Chairman, Walbridge Aldinger Company
1876 Rathmor                             Board of Trustees
Bloomfield Hills, MI  48304
Age: 47

Thomas B. Bender                         Trustee                               Investment Advisor, Financial &
7 Wood Ridge Road                                                              Investment Management Group (since
Glen Arbor, MI  49636                                                          April, 1991); Vice President
Age: 61                                                                        Institutional Sales, Kidder,
                                                                               Peabody & Co. (Retired April, 1991).

David J. Brophy                          Trustee                               Professor, University of Michigan;
1025 Martin Place                                                              Director, River Place Financial
Ann Arbor, MI  48104                                                           Corp.; Trustee, Renaissance Assets
Age: 58                                                                        Trust.

Dr. Joseph E. Champagne                  Trustee                               Corporate and Executive Consultant
319 Snell Road                                                                 since September 1995; prior to that
Rochester, MI  48306                                                           Chancellor, Lamar University from
Age: 56                                                                        September 1994 until September
                                                                               1995; before that Consultant to
                                                                               Management, Lamar University; President
                                                                               and Chief  Executive  Officer,
                                                                               Crittenton   Corporation,   Crittenton
                                                                               Development Corporation  until August
                                                                               1993;  before that  President,
                                                                               Oakland  University of Rochester,
                                                                               MI, until August 1991;  Member,
                                                                               Board of Directors,  Ross Operating
                                                                               Valve of Troy, MI

Thomas D. Eckert                         Trustee                               President and COO, Mid-Atlantic
10726 Falls Pointe Drive                                                       Group of Pulte Home Corporation
Great Falls, VA 22066
Age: 47

Jack L. Otto                             Trustee                               Retired;  Director  of  Standard
6532 W. Beech Tree Road                                                        Federal Bank; Executive Director,
Glen Arbor, MI 49636                                                           McGregor Fund (a private
Age: 69                                                                        philanthropic foundation) 1981-1985;
                                                                               Managing Partner, Detroit officer
                                                                               of Ernst & Young, until 1981.

Arthur DeRoy Rodecker                    Trustee                               President, Rodecker & Company,
4000 Town Center                                                               Investment Brokers, Inc. since
Suite 101                                                                      November 1976; President, RAC
Southfield, MI  48075                                                          Advisors, Inc., Registered
Age: 68                                                                        Investment Advisor since February
                                                                               1979; President and Trustee,
                                                                               Helen L. DeRoy Foundation, a
                                                                               charitable foundation; Vice
                                                                               President and Trustee, DeRoy
                                                                               Testamentary Foundation, a
                                                                               charitable foundation; Trustee,
                                                                               Providence Hospital Foundation.

Lee P. Munder                            President                             President and CEO of the Advisor;
480 Pierce Street                                                              Chief Executive Officer and
Suite 300                                                                      President of Old MCM, Inc.;
Birmingham, MI  48009                                                          Director, LPM Investment Services,
Age: 50                                                                        Inc. ("LPM").

Terry H. Gardner                         Vice President, Chief Financial       Vice President and Chief Financial
480 Pierce Street                        Officer and Treasurer                 Officer of the Advisor and World
Suite 300                                                                      Asset Management; Vice President
Birmingham, MI  48009                                                          and Chief Financial Officer of Old
Age: 35                                                                        MCM, Inc. (February 1993 to
                                                                               present); Audit Manager of Arthur
                                                                               Andersen & Co. (1991 to February
                                                                               1993); Secretary of LPM

Paul Tobias                              Vice President                        Executive Vice President and Chief
480 Pierce Street                                                              Operating  Officer of the Advisor
Suite 300                                                                      (since  April  1995) and  Executive
Birmingham, MI 48009                                                           Vice President of Comerica, Inc.
Age: 43

Gerald Seizert                           Vice President                        Executive Vice President and Chief
480 Pierce Street                                                              Investment Officer/Equities of the
Suite 300                                                                      Advisor (since April 1995);
Birmingham, MI  48009                                                          Managing Director (1991-1995),
Age: 44                                                                        Director (1992-1995) and Vice
                                                                               President (1984-1991) of Loomis,
                                                                               Sayles and Company, L.P.

Elyse G. Essick                          Vice President                        Vice President and Director of
480 Pierce Street                                                              Marketing for the Advisor; Vice
Suite 300                                                                      President and Director of Client
Birmingham, MI  48009                                                          Services of Old MCM, Inc. (August
Age: 37                                                                        1988 to December 1994).

James C. Robinson                        Vice President                        Vice President and Chief Investment
480 Pierce Street                                                              Officer/Fixed Income for the
Suite 300                                                                      Advisor; Vice President and
Birmingham, MI  48009                                                          Director of Fixed Income of Old
Age: 34                                                                        MCM, Inc. (1987-1994).

Leonard J. Barr, II                      Vice President                        Vice President and Director of Core
480 Pierce Street                                                              Equity Research of the Advisor;
Suite 300                                                                      Director and Senior Vice President
Birmingham, MI  48009                                                          of Old MCM, Inc. (since 1988);
Age: 51                                                                        Director of LPM.

Ann F. Putallaz                          Vice President                        Vice President and Director of
480 Pierce Street                                                              Fiduciary Services (since January
Suite 300                                                                      1995); Director of Client and
Birmingham, MI  48009                                                          Marketing Services of Woodbridge
Age: 50                                                                        Capital Management, Inc.

Richard H. Rose                          Assistant Treasurer                   Senior Vice President, First Data
First Data Investor Services                                                   Investor Services Group, Inc.
  Group, Inc.                                                                  (since May 6, 1994).  Formerly,
One Exchange Place                                                             Senior Vice President, The Boston
6th Floor                                                                      Company Advisors, Inc. since
Boston, MA  02109                                                              November 1989.
Age:  41

Lisa A. Rosen                            Secretary                             General Counsel of the Advisor
480 Pierce Street                                                              since May, 1996; Formerly Counsel,
Suite 300                                                                      First Data Investor Services Group,
Birmingham, MI  48009                                                          Inc.; Assistant Vice President and
Age:  28                                                                       Counsel with The Boston Company
                                                                               Advisors, Inc.; Associate with
                                                                               Hutchins, Wheller & Dittmar.

Teresa M.R. Hamlin                       Assistant Secretary                   Counsel, First Data Investor
First Data Investor Services                                                   Services Group, Inc.; Formerly
  Group, Inc.                                                                  Paralegal Manager, The boston
One Exchange Place                                                             Company Advisors, Inc.
Boston, MA  02109
Age:  32


1/       Trustee is an "interested person" of the Trust as defined in the 1940 Act.


     Trustees of the Trust receive an aggregate fee from the Trust, the Munder Funds Trust, The Munder Funds, Inc. and St. Clair Funds, Inc. comprised of an annual retainer fee, and a fee for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Trust to the Trustees of the Trust for the period year ended June 30, 1996.


                                     Pension
                                   Aggregate           Retirement            Estimated
                                 Compensation       Benefits Accrued           Annual                 Total
                                   from the            as Part of             Benefits              from the
   Name of Person Position           Trust           Fund Expenses        upon Retirement         Fund Complex
Charles W. Elliott                   None                 None                  None                 $14,000
Chairman
John Rakolta, Jr.                    None                 None                  None                 $14,000
Vice Chairman
Thomas B. Bender                     None                 None                  None                 $14,000
David J. Brophy                      None                 None                  None                 $14,000
Trustee
Dr. Joseph E. Champagne              None                 None                  None                 $14,000
Trustee
Thomas D. Eckert                     None                 None                  None                 $14,000
Trustee
Jack L. Otto                         None                 None                  None                 $14,000
Trustee
Arthur DeRoy Rodecker                None                 None                  None                 $14,000
Trustee



         No officer, director or employee of the Advisor, Sub-Advisor, Comerica, the Distributor, the Administrator or Transfer Agent currently receives any compensation from the Trust.

     The Trust will not employ Rodecker & Company, Investment Brokers, Inc. to effect brokerage transactions for the Funds.

         Shareholder and Trustee Liability. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, that Trust's Declaration of Trust, as amended provides that shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust, and that every note, bond, contract, order or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust, as amended also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust, as amended further provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment; that no trustee of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust; and that no trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, the Declaration of Trust, as amended provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the trustees will indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification.

                   INVESTMENT ADVISORY, SUB-ADVISORY AND OTHER
                              SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of the Funds is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         Under the terms of the Advisory Agreement, the Advisor furnishes overall investment management for the Funds, provides research and credit analysis, oversees the purchase and sales of portfolio securities by the Sub-Advisor, maintains books and records with respect the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of average daily net assets up to $250 million, reduced to .75% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, and 1.25% of average daily net assets for the Emerging Markets Fund.

         The Trust's Advisory Agreement, with respect to each Fund, will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Advisory Agreement is terminable by vote of the Board of Trustees, or with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with a Fund without penalty on 90 days' written notice to the Trust. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         The Sub-Advisor of the Funds is Framlington Overseas Investment Management Limited. The Sub-Advisor is a subsidiary of Framlington Group plc, a public limited company incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group plc is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         Under the terms of the sub-advisory agreement with the Sub-Advisor, the Sub-Advisor provides sub-advisory services to the Funds. Subject to supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith. For its services, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, and .625% of average daily net assets for the Emerging Markets Fund.

         The Trust's Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to the Trust. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Distribution Agreement. The Trust has entered into a distribution agreement, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Funds, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of a Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements.  Distribution Services Arrangements
- Class A, Class B and Class C shares. Each Fund has adopted a Service Plan with respect to its Class A shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service Plans, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A shares of the Fund. Each Fund has adopted a Service and Distribution Plan with respect to its Class B and Class C shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. Under the Service and Distribution Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B and Class C shares of the Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B and Class C shares of the Fund.

         Under the terms of the Service Plan and both Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Board of Trustees who are not interested persons of the Trust, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Trustees"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Trustees or, with respect to a Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Trustees periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Trustees have determined that the Plans will benefit the Trust, each Fund, and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         With respect to Class B and Class C shares of each Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class B and Class C shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         Shareholder Servicing Arrangements - Class K shares. As stated in the Prospectus, Class K shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust to provide support services to their Customers who beneficially own Class K shares in consideration of each Fund's payment of not more than 0.25% (on an annualized basis) of the average daily net asset value of the Class K shares beneficially owned by the Customers.

         Services provided by institutions under their service agreements may include (i) aggregating and processing purchase and redemption requests for Class K shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing customers with a service that invests the assets of their accounts in Class K shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend distribution and tax notices) to Customers; (ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's arrangements with institutions; and (x) providing such other similar services the Trust may reasonably request to the extent the institutions are permitted to do so under applicable statues, rules and regulations.

         Pursuant to the Trust's agreements with such institutions, the Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with institutions and the purposes for which the expenditures were made. In addition, the arrangements with institutions must be approved annually by a majority of the Board of Trustees including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

         The Board of Trustees has approved the arrangements with the institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit each Fund and its shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.

         Administration Agreement. First Data Investor Services Group, Inc. ("First Data" or the "Administrator") located at 53 State Street, Boston, Massachusetts 02109 serves as administrator for the Trust pursuant to an administration agreement, (the "Administration Agreement"). First Data has agreed to maintain office facilities for the Trust; provided accounting and bookkeeping services for the Funds, including the computation of the Funds' net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its willful misfeasance, bad faith or gross negligence in the performance of its duties or from the reckless disregard by it of its duties and obligations thereunder.

         Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Funds' assets pursuant to a custodian agreement (each, a "Custody Agreement") with the Trust. The Custodian is a wholly owned subsidiary of Comerica Incorporated, a publicly-held bank holding company. Under the Custody Agreement, the Custodian
(i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of the Funds, (iii) accepts receipts and makes disbursements of money on behalf of the Funds, (iv) collects and receives all income and other payments and distributions on account of the Funds' securities and (v) makes periodic reports to the Board of Trustees concerning the Funds' operations. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Funds. In addition, the Trust and the Custodian have entered into a sub-custody agreement with Morgan Stanley Trust Company ("Morgan Stanley") relating to the custody of foreign securities held by the Funds, and Morgan Stanley, in turn, has entered into additional agreements with financial institutions and depositories located in foreign countries with respect to the custody of such securities.

         First Data also serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Trust, under which First Data (i) issues and redeems shares of the Funds, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Board of Trustees concerning the operations of each Fund.

         Comerica. As stated in the Funds' Class K shares Prospectus, Class K shares of each Fund are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Trust providing for shareholder services for their customers.

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Trust contemplated by their respective agreements with the Trust without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Trust.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Trust, the Trust might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Trust's method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

         It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Funds, the Trust might be required to alter materially or discontinue its arrangements with the institutions and change its method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.

         Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. [As stated in the Prospectus, the Transfer Agent receives, as compensation for its services, fees from the Funds based on the aggregate average daily net assets of the Funds and other investment portfolios advised by the Advisor.] The Administrator and the Custodian receives a separate fee for its services. In approving the Administration Agreement and Transfer Agency Agreement, the Board of Trustees did consider the services that are to be provided under their respective agreements, the experience and qualifications of the respective service contractors, the reasonableness of the fees payable by the Trust in comparison to the charges of competing vendors, the impact of the fees on the estimated total ordinary operating expense ratio of the Fund and the fact that neither the Administrator nor the Transfer Agent is affiliated with the Trust or the Advisor. The Board also considered its responsibility under federal and state law in approving these agreements.

         Comerica Bank provides custodial services to the Funds. As compensation for its services, Comerica Bank is entitled to receive fees, based on the aggregate average daily net assets of each Fund and certain other investment portfolios for which Comerica Bank provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, plus 0.01% of all net assets in excess of $600 million. Comerica Bank also receives certain transaction based fees.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board Members and the Advisor, the Sub-Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Sub-Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Sub-Advisor believes such practice to be in the Funds' interests.

         In assessing the terms available for any transaction, the Sub-Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Sub-Advisory Agreement authorizes the Sub-Advisor, subject to the prior approval of the Trust's Board of Trustees, to cause a Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Sub-Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Sub-Advisor and does not reduce the advisory fees payable to the Advisor or Sub-Advisor by a Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, Sub-Advisor, the Distributor or any affiliated person (as defined in the 1940
Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for the Funds and for other investment accounts managed by the Advisor and Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to the Funds. To the extent permitted by law, the Sub-Advisor may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or accounts in executing transactions.

         The Funds will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, Sub-Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's Board of Trustees in accordance with Rule 10f-3 under the 1940 Act.

         Except as noted in the Prospectuses and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of its services and the Funds bear the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Trust and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and trustees' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust that are not readily identifiable as belonging to a particular investment portfolio of the Trust are allocated among all investment portfolios of the Trust by or under the direction of the Board of Trustees in a manner that the Board of Trustees determine to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                       PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in each Prospectus and such information is incorporated herein by reference.

         Purchases. In addition to the methods of purchasing shares described in the Prospectuses, the Funds also offer a pre-authorized checking plan by which investors may accumulate shares of a Fund regularly each month by means of automatic debits to their checking accounts. There is a $50 minimum on each automatic debit. Shareholders may choose this option by checking the appropriate part of the application form or by calling the Funds at (800) 438-5789. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Trust on 30 days' written notice to the shareholder.

         Letter of Intent. Purchasers who intend to invest $100,000 or more in Class A shares of a Fund within 13 months (whether in one lump sum or in installments the first of which may not be less than 5% of the total intended amount and each subsequent installment not less than $100, including automatic investment and payroll deduction plans), and to beneficially hold the total amount of such shares fully paid for and outstanding simultaneously for at least one full business day before the expiration of that period, should complete the Letter of Intent ("LOI") section in the Application. Payment for not less than 5% of the total intended amount must accompany the executed LOI. Those shares purchased with the first 5% of the intended amount stated in the LOI will be held as "escrowed shares" for as long as the LOI remains unfulfilled. Although the escrowed shares are registered in the investor's name, his full ownership of them is conditional upon fulfillment of the LOI. No escrowed shares can be redeemed by the investor for any purpose until the LOI is fulfilled or terminated. If the LOI is terminated for any reason other than fulfillment, the Transfer Agent will redeem that portion of the escrowed shares required and apply the proceeds to pay any adjustment that may be appropriate to the sales commission on all shares (including the escrowed shares) already purchased under the LOI and apply any unused balance to the investor's account. The LOI is not a binding obligation to purchase any amount of shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of such purchase. In this case, an adjustment will be made at the end of 13 months from the effective date of the LOI at the net asset value per share then in effect, unless the investor makes an earlier written request to the Funds' Distributor upon fulfilling the purchase of shares under the LOI. In addition, the aggregate value of any shares purchased prior to the 90-day period referred to above may be applied to purchases under a current LOI in fulfilling the total intended purchases under the LOI. However, no adjustment of sales charge previously paid on purchases prior to the 90-day period will be made. Shares acquired through reinvestment of dividends and capital gain distributions are considered in connection with an investor's fulfillment of the LOI.

         Retirement Plans. Shares of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

Redemptions

         Systematic Withdrawals. In addition to the methods of redemption described in the Prospectuses, a systematic withdrawal plan is available in which a shareholder of a Fund may elect to receive a fixed amount ($50 minimum), monthly, quarterly, semi-annually, or annually, for accounts with a value of $2,500 or more. Checks are mailed on or about the 10th of each designated month. All certified shares must be placed on deposit under the plan and dividends and capital gain distributions, if any, are automatically reinvested at net asset value for shareholders participating in the plan. If the checks received by a shareholder through the systematic withdrawal plan exceed the dividends and capital appreciation of the shareholder's account, the systematic withdrawal plan will have the effect of reducing the value of the account. Any gains and/or losses realized from redemptions through the systematic withdrawal plan are considered a taxable event by the Internal Revenue Service and must be reported on the shareholders' income tax return. Shareholders should consult with a tax advisor for information on their specific financial situations. At the time of initial investment, a shareholder may request that the check for the systematic withdrawal be sent to an address other than the address of record. The address to which the payment is mailed may be changed by submitting a written request, signed by all registered owners, with their signatures guaranteed. Shareholders may add this option after the account is already established or change the amount on an existing account by calling the Funds at (800) 438-5789. The Trust may terminate the plan on 30 days' written notice to the shareholder.

         Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming Shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.

         Other Information. The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         Each Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Exchanges. In addition to the method of exchanging shares described in the Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., New York City time. The Trust,
Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Trust nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Trust may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Trustees.

In-Kind Purchases

         Payment for shares of a Fund may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for a Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

         The Trust, in advertising its "average annual total return" of the Funds computes return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           T =       (ERV)1/n  -1
                                         P

         Where:   T =      average annual total return;

                         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the
                                    end  of   the   applicable   period   (or  a
                                    fractional portion thereof);

                         P =        hypothetical initial payment of $1,000;
         and
                         n =        period covered by the computation, expressed
                                    in years.

        Each Fund, in advertising its "aggregate total return" computes its returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                         (ERV)
                Aggregate Total Return = -----  - 1
                                           P


        The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. Each Fund's average annual total return and aggregate total return quotations for Class A shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Fund's average annual total return and aggregate total return quotations for Class B shares will reflect any applicable CDSC; provided that Fund may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A shares or Class B shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

        The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

        From time to time, in advertisements or in reports to shareholders, each Fund's total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                      TAXES

        The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

        General. Each Fund will elect to be taxed separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally is exempt from Federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

        In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement") and derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Gain Test"). Interest (including original issue discount and "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

        In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

        Distributions of net investment income received by each Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

        Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held the shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. In addition, investors should be aware that any loss realized upon the sale, exchange or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent any capital gain dividends have been paid with respect to such shares.

        In the case of corporate shareholders, distributions of the Funds for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by a Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Capital gains dividends are not eligible for dividends received deduction for corporations.

        Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%, although because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum rate of 28%. Capital gains and ordinary income of corporate taxpayers are both taxed at a nominal maximum rate of 35%.

        If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and profits.

        Shareholders will be advised annually as to the Federal income tax consequences of distributions made by each Fund each year.

        The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

        The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust that he is not subject to backup withholding or that he is an "exempt recipient."

        The foregoing general discussion of Federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

        Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

        Foreign Income. Income received by Funds from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as the Funds qualify as regulated investment companies, certain distributions requirements are satisfied, and more than 50% of the value of the Funds' assets at the close of the taxable year consists of securities of foreign corporations, the Funds may elect, for U.S. Federal income tax purposes, to treat foreign income taxes paid by the Funds that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The Funds may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Funds were to make an election, an amount equal to the foreign income taxes paid by the Funds would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Funds will report to their shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

        Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

        Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by the Funds. These rules may have a particular impact on the amount of income or gain that a Fund must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Gain Test, all described above.

        Generally, futures contracts, options on futures contracts and certain foreign currency contracts held by a Fund (collectively, the "Instruments") at the close of their taxable year are treated for Federal income tax purposes as sold for their fair market value on the last business day of such year, a process known as "marking-to-market." Forty percent of any gain or loss resulting from such constructive sales will be treated as short-term capital gain or loss and 60% of such gain or loss will be treated as long-term capital gain or loss without regard to the period the Fund hold the Instruments ("the 40%-60% rule"). The amount of any capital gain or loss actually realized by a Fund in a subsequent sale or other disposition of those Instruments is adjusted to reflect any capital gain or loss taken into account by the Fund in a prior year as a result of the constructive sale of the Instruments. Losses with respect to futures contracts to sell, related options and certain foreign currency contracts which are regarded as parts of a "mixed straddle" because their values fluctuate inversely to the values of specific securities held by a Fund are subject to certain loss deferral rules which limit the amount of loss currently deductible on either part of the straddle to the amount thereof which exceeds the unrecognized gain (if any) with respect to the other part of the straddle, and to certain wash sales regulations. Under short sales rules, which are also applicable, the holding period of the securities forming part of the straddle will (if they have not been held for the long-term holding period) be deemed not to begin prior to termination of the straddle. With respect to certain Instruments, deductions for interest and carrying charges may not be allowed. Notwithstanding the rules described above, with respect to futures contracts which are part of a "mixed straddle" to sell related options, and certain foreign currency contracts which are properly identified as such, a Fund may make an election which will exempt (in whole or in part) those identified futures contracts, options and foreign currency contracts from the Rules of
Section 1256(g) of the Code including "the 40%-60% rule" and the mark-to-market on gains and losses being treated for Federal income tax purposes as sold on the last business day of the Fund's taxable year, but gains and losses will be subject to such short sales, wash sales and loss deferral rules and the requirement to capitalize interest and carrying charges. Under Temporary Regulations, the Fund would be allowed (in lieu of the foregoing) to elect to either (1) offset gains or losses from portions which are part of a mixed straddle by separately identifying each mixed straddle to which such treatment applies, or (2) establish a mixed straddle account for which gains and losses would be recognized and offset on a periodic basis during the taxable year. Under either election, "the 40%-60% rule" will apply to the net gain or loss attributable to the Instruments, but in the case of a mixed straddle account election, not more than 50% of any net gain may be treated as long-term and no more than 40% of any net loss may be treated as short-term.

        A foreign currency contract must meet the following conditions in order to be subject to the marking-to-market rules described above: (1) the contract must require delivery of a foreign currency of a type in which regulated futures contracts are traded or upon which the settlement value of the contract depends;
(2) the contract must be entered into at arm's length at a price determined by reference to the price in the interbank market; and (3) the contract must be traded in the interbank market. The Treasury Department has broad authority to issue regulations under the provisions respecting foreign currency contracts. As of the date of this Statement of Additional Information, the Treasury Department has not issued any such regulations. Other foreign currency contracts entered into by a Fund may result in the creation of one or more straddles for Federal income tax purposes, in which case certain loss deferral, short sales, and wash sales rules and the requirement to capitalize interest and carrying charges may apply.

        Some of the non-U.S. dollar denominated investments that a Fund may make, such as foreign securities, European Deposit Receipts and foreign currency contracts, may be subject to the provisions of Subpart J of the Code, which govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S dollar. The types of transactions covered by these provisions include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option and similar financial instrument, if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. In accordance with Treasury regulations, certain transactions that are part of a "Section 988 hedging transaction" (as defined in the Code and Treasury regulations) may be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. "Section 988 hedging transactions" are not subject to the marking-to-market or loss deferral rules under the Code. Gain or loss attributable to the foreign currency component of transactions engaged in by the Funds which are not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) is treated as capital gain or loss and is not segregated from the gain or loss on the underlying transaction.

        If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares even if it distributes such income to its shareholders. If a Fund elects to treat the PFIC as "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above.

        Each Fund may be subject to U.S. Federal income tax on a portion of any "excess distribution" or a gain from the distribution of passive foreign investment companies.

                    ADDITIONAL INFORMATION CONCERNING SHARES

        The Trust is a Massachusetts business trust. Under the Trust's Declaration of Trust, the beneficial interest in the Trust may be divided into an unlimited number of full and fractional transferable shares. The Trust's Declaration of Trust authorize the Boards of Trustees to classify or reclassify any unissued shares of the Trust into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in Munder Framlington International Growth Fund, Munder Framlington Emerging Markets Fund, and Munder Framlington Healthcare Fund. The shares of each Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares.

        At a board meeting on November 7, 1996, the Trustees adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. Each Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

        In the event of a liquidation or dissolution of the Trust, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset value of the Trust's respective Funds, of any general assets not belonging to a Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the particular Fund that are held by each shareholder.

        Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement, or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular Fund.

        Shares of the Trust have noncumulative voting rights and, accordingly, the holders of more than 50% of the Trust's outstanding shares may elect all of the trustees. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Trust.

        Shareholder meetings to elect trustees will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

        The Trust's Declaration of Trust authorizes the Trust's Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's Board of Trustees may authorize the termination any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                  MISCELLANEOUS

        Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust.

     Independent Auditors. Ernst & Young LLP, serves as the Trust's independent auditors.

        Shareholder Approvals. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of a Fund means the lesser of (a) 67% of the shares of that Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of that Fund.

                             REGISTRATION STATEMENT

        This Statement of Additional Information and the Trust's Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Trust's registration statement, each such statement being qualified in all respect by such reference.

                                    APPENDIX

        As stated in the Prospectus, the Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.  Index Futures Contracts

        General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

        A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

        Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

        A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

        In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

        Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures transactions (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

        Portfolio Futures
                                              -Day Hedge is Placed-
Anticipate buying $62,500 in                  Buying 1 Index Futures at 125
Equity Securities                             Value of Futures =
                                              $62,500/Contract

                                              -Day Hedge is Lifted-
Buy Equity  Securities  with Actual  Sell 1 Index  Futures at 130
Cost = $65,000                                Value of Futures =
Increase in Purchase Price =                  $65,000/Contract
$2,500
                                              Gain on Futures = $2,500

                   HEDGING A STOCK PORTFOLIO: Sell the Future
                   Hedge Objective: Protect Against Declining
                             Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000
Value of Futures  Contract - 125 x $500 = $62,500
Portfolio Beta Relative to the Index = 1.0

Portfolio Futures

                                              -Day Hedge is Placed-
Anticipate Selling $1,000,000 in              Sell 16 Index Futures at 125
Equity Securities                             Value of Futures = $1,000,000

                                              -Day Hedge is Lifted-
Equity  Securities - Own Stock                Buy 16 Index Futures at 120
with Value = $960,000                         Value of Futures = $960,000
Loss in Portfolio Value = $40,000             Gain on Futures = $40,000

II.  Margin Payments

        Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.  Risks of Transactions in Futures Contracts

        There are several risks in connection with the use of futures by a Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Sub-Advisor. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Sub-Advisor. It is also possible that, when a Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

        Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

        In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

        In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

        Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

        Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        Successful use of futures by a Fund is also subject to the Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when they may be disadvantageous to do so.

IV.  Options on Futures Contracts

        Each Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

        Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.      Currency Transactions

        The Funds may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating form a NRSRO or are determined to be of equivalent credit quality by the Sub-Advisor.

        A Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

        A Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

        A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

        To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Sub-Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the
Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

        Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VI.  Other Matters

        Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                            PART C. OTHER INFORMATION

 Item 24.         Financial Statements and Exhibits.
                  ---------------------------------

                  (a)      Financial Statements

                  Report of Independent Certified Public Accountants*

                  Statements of Assets and Liabilities*

         (b)      Exhibits:

                  (1)               Declaration of Trust*

                  (2)               By-Laws*

                  (3)               Not Applicable

                  (4)      Not Applicable

                  (5)      (a)      Form of Investment Advisory Agreement*

                           (b)      Form of Sub-Advisory Agreement*

                  (6)      (a)      Form of Underwriting Agreement*

                  (7)               Not Applicable

                  (8)      (a)      Form of Custodian Contract*

                           (b)      Form of Subcustodian Agreement*

                  (9)      (a)      Transfer Agency and Service Agreement*

                           (b)      Administration Agreement*

                  (10)              Opinion and Consent of Counsel*

                  (11)     (a)      Consent of Independent Public Accountants*

                           (b)      Powers of Attorney

                  (12)              Not Applicable

                  (13)              Initial Capital Agreement*

                  (14)              Not Applicable

                  (15)     (a)      Service and Distribution Plan for The Munder
                                    Framlington Funds Trust Class A, B and C
                                    Shares*

                           (b) Service Plan for The Munder Framlington Funds Trust Class K Shares*

                  (16)              Schedule for Computation of Performance
                                    Quotations*

                  (17)              Not Applicable

                  (18)             Multi-Class Plan*

--------------------------------
*        To be filed by Amendment
--------------------------------

Item 25.          Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable.

 Item 26.         Number of Holders of Securities.
                  -------------------------------

                  As of , 1996, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:

                                                     Class A       Class B      Class C   Class K    Class Y
                                                     ------------------------------------------------------

Framlington International Growth Fund
Framlington Emerging Markets Fund
Framlington Healthcare Fund







Item 27. Indemnification.
                  ---------------

                  Reference is made to the Registrant's Declaration of Trust, which provides for indemnification.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.]

Item 28.          Business and Other Connections of Investment Advisor and
                  Sub-Advisor.
                  ----------------------------------------------------

                            Munder Capital Management
                            -------------------------

                                                       Position
Name                                                   with Advisor
----                                                   ------------

Old MCM, Inc.                                          Partner

Munder Group LLC                                       Partner

WAM Holdings, Inc.                                     Partner

Woodbridge Capital Management, Inc.                    Partner

Lee P. Munder                                          President and Chief
                                                       Executive Officer

Leonard J. Barr, II                                    Senior Vice
                                                       President and Director
                                                       of Research

Ann J. Conrad                                          Vice President and
                                                       Director of Special
                                                       Equity Products

Terry H. Gardner                                       Vice President and
                                                       Chief Financial Officer

Elyse G. Essick                                        Vice President and
                                                       Director of Client
                                                       Services


Otto G. Hinzmann                                       Vice President and
                                                       Director of Equity
                                                       Portfolio Management

Sharon E. Fayolle                                      Vice President and
                                                       Director of Money Market
                                                       Trading

Anne K. Kennedy                                        Vice President and
                                                       Director of Corporate
                                                       Bond Trading

Peter G. Root                                          Vice President and
                                                       Director of Government
                                                       Securities Trading

Lisa A. Rosen                                          General Counsel and
                                                       Director of Mutual Fund
                                                       Operations

Ann F. Putallaz                                        Vice President and
                                                       Director of Fiduciary
                                                       Services

James C. Robinson                                      Vice President and
                                                       Chief Investment
                                                       Officer/Fixed Income

Gerald L. Seizert                                      Executive Vice
                                                       President  and Chief
                                                       Investment Officer/Equity

Paul D. Tobias                                         Executive Vice President
                                                       and Chief Operating
                                                       Officer



For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management, SEC File No. 801-32415.

Item 29. Principal Underwriters.
                  ----------------------

                  (a) Funds Distributor, Inc. ("FDI") serves as Distributor of shares of the Registrant. FDI also serves as principal underwriter of the following investment companies other than the Registrant:

HT Insight Funds, d/b/a Harris Insight Funds
Harris Insight Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
St. Clair Funds, Inc.
Panagora Funds
BJB Investment Funds
Waterhouse Investors Cash Management Fund, Inc.
Skyline Funds
Foreign Fund, Inc.
PanAgora Funds
BEA Investment Funds, Inc.
Fremont Mutual Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
LKCM Funds
Pierpont Funds
JPM Advisor Funds
JPM Institutional Funds

                  (b) The directors and officers of FDI are set forth below. Unless otherwise indicated, their address is One Exchange Place, Boston, Massachusetts 02109.

                                    Positions and                      Positions and
                                    Offices with                       Offices with
Name                                FDI                                Registrant
----                                -------------                      -------------

William J. Nutt                     Chairman                           None

Marie E. Connolly                   President, Chief                   None
                                    Executive Officer

John E. Pelletier                   Senior Vice                        None
                                    President General Counsel

Rui M. Moura                        First Vice                         None
                                    President

Joseph F. Tower, III                Senior Vice                        None
                                    President, Treasurer,
                                    Chief Financial Officer

Richard W. Ingram                   Senior Vice President              None

Donald R. Robertson                 Senior Vice President              None

Bernard A. Whalen                   Senior Vice President              None

John W. Gomez                       Director                           None


         (c)      Not Applicable

                  The information required by this Item 29 with respect to each director and officer of FDI is incorporated by reference to Schedule A of Form BD filed by FDI pursuant to the Securities Exchange Act of 1934 (SEC File No. 20518).

Item 30. Location of Accounts and Records.
                  --------------------------------

                  The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of Munder Capital Management at 480 Pierce Street, Birmingham, MI 48009, at State Street Bank and Trust Company, c/o National Financial Data Services, 1004 Baltimore, Kansas City, Missouri 64105-1807 or at First Data Investor Services Group, Inc. (f/k/a The Shareholder Services Group, Inc.), One Exchange Place, Boston, Massachusetts 02109.

Item 31. Management Services.
                  -------------------

                  Not Applicable

Item 32. Undertakings.
                  ------------

         (a)      Not applicable

                  (b) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

                  (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, D.C. on this 30th day of October, 1996.

         The Munder Framlington Funds Trust

  By:    Julie A. Tedesco
         President



* By:    /s/ Paul F. Roye
         ------------------------
         Paul F. Roye
         as Attorney-in-Fact



                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons on behalf of The Munder Framlington Funds Trust in the capacities and on the date indicated:

         Signatures                         Title                    Date



*_______________________                President and           October 30, 1996
 Julie A. Tedesco                          Trustee


*_______________________                Treasurer and           October 30, 1996
 Teresa M.R. Hamlin                        Trustee



* By:  /s/ Paul F. Roye
          ------------------------
           Paul F. Roye
           as Attorney-in-Fact